JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT F

Annual Report

To

Contract Owners

December 31, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account F:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account F (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/  KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)[1]
ALGER AMERICAN FUNDS
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
ALLSPRING GLOBAL INVESTMENTS
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)[1]
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
AMERICAN CENTURY INVESTMENTS
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
AMUNDI US
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
GUGGENHEIM INVESTMENTS
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Health Care Fund (RHCF)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Utilities Fund (RUTL)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)[1]
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)[1]
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)[1]
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)[1]
NORTHERN LIGHTS
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)[1]
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)[1]
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
THIRD AVENUE FUNDS
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS
1 Year Account (JNMVA1)
5 Year Account (JNMVA5)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 13, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 12, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	15,378	$475,815	$453,660	$1	$453,661	$-	$453,661	$453,661	$-	$453,661
AASCO	60,119	1,401,514	993,766	-	993,766	-	993,766	993,766	-	993,766
ALCAI2	122,107	9,949,659	9,551,206	-	9,551,206	1	9,551,205	9,551,205	-	9,551,205
ALCGI2	72,504	5,070,420	4,525,686	-	4,525,686	1	4,525,685	4,525,685	-	4,525,685
ALMGI2	149,478	3,383,723	2,518,707	-	2,518,707	1	2,518,706	2,518,706	-	2,518,706
SVDF	139,468	3,743,025	2,853,515	-	2,853,515	-	2,853,515	2,837,882	15,633	2,853,515
SVOF	104,188	2,666,358	2,707,841	-	2,707,841	1	2,707,840	2,707,840	-	2,707,840
ACVB	267,650	2,103,050	2,047,525	-	2,047,525	1	2,047,524	2,028,354	19,170	2,047,524
ACVI	50,913	560,507	538,661	-	538,661	-	538,661	538,661	-	538,661
ACVIG	229,709	2,054,621	1,761,866	-	1,761,866	1	1,761,865	1,760,298	1,567	1,761,865
ACVIP2	27,759	265,483	260,105	-	260,105	-	260,105	260,105	-	260,105
ACVV	224,107	2,456,470	2,731,865	1	2,731,866	-	2,731,866	2,731,866	-	2,731,866
PIHYB2	2,350	21,200	19,223	-	19,223	1	19,222	19,222	-	19,222
PIVEI2	48,352	767,177	729,144	1	729,145	-	729,145	729,145	-	729,145
PIVF2	10,470	172,220	169,512	1	169,513	-	169,513	169,513	-	169,513
PIVMV2	15,536	169,864	171,517	-	171,517	-	171,517	171,517	-	171,517
DSIF	111,784	6,214,045	7,722,057	1	7,722,058	-	7,722,058	7,722,058	-	7,722,058
DSRG	25,598	934,430	1,151,396	-	1,151,396	-	1,151,396	1,151,396	-	1,151,396
DVSCS	39,430	720,829	732,603	-	732,603	1	732,602	732,602	-	732,602
CLVGT2	111,430	2,743,044	2,694,366	-	2,694,366	1	2,694,365	2,694,365	-	2,694,365
FHIB	59,249	356,555	335,352	-	335,352	1	335,351	335,175	176	335,351
FVU2	60,240	582,140	543,364	-	543,364	-	543,364	543,364	-	543,364
GVRUGM	298,244	298,244	298,244	-	298,244	-	298,244	298,244	-	298,244
RAF	7	1,432	115	-	115	2	113	113	-	113
RBF	10,096	936,590	836,682	-	836,682	1	836,681	836,681	-	836,681
RBKF	471	43,462	45,623	1	45,624	-	45,624	45,624	-	45,624
RBMF	816	78,212	82,889	-	82,889	-	82,889	72,609	10,280	82,889
RCPF	2,788	201,715	190,522	-	190,522	-	190,522	190,522	-	190,522
RELF	214	33,998	43,792	2	43,794	-	43,794	43,794	-	43,794
RENF	1,622	402,097	398,255	-	398,255	-	398,255	398,255	-	398,255
RESF	394	112,272	129,604	-	129,604	-	129,604	128,046	1,558	129,604
RFSF	769	68,127	73,526	-	73,526	1	73,525	73,525	-	73,525
RHCF	2,726	219,892	221,193	-	221,193	1	221,192	221,192	-	221,192
RINF	794	70,839	67,414	1	67,415	-	67,415	67,415	-	67,415
RJNF	1	109	60	-	60	1	59	59	-	59
RLCE	57	6,638	7,442	-	7,442	1	7,441	7,441	-	7,441

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RLCJ	424	41,800	33,100	-	33,100	1	33,099	33,099	-	33,099
RMED	1,512	280,530	312,392	-	312,392	-	312,392	312,392	-	312,392
RMEK	778	48,620	54,305	1	54,306	-	54,306	54,306	-	54,306
RNF	7,163	910,590	1,148,722	-	1,148,722	2	1,148,720	1,148,720	-	1,148,720
ROF	27,162	1,542,887	1,926,074	-	1,926,074	-	1,926,074	1,926,074	-	1,926,074
RPMF	2,214	82,460	83,587	-	83,587	-	83,587	83,587	-	83,587
RREF	2,530	97,902	91,992	-	91,992	-	91,992	91,992	-	91,992
RSRF	4,111	61,147	69,767	1	69,768	-	69,768	63,662	6,106	69,768
RTEC	1,962	296,767	351,498	-	351,498	1	351,497	351,497	-	351,497
RTEL	568	33,550	31,503	1	31,504	-	31,504	31,504	-	31,504
RTF	6,211	1,946,945	2,124,825	-	2,124,825	-	2,124,825	2,124,825	-	2,124,825
RTRF	522	49,381	46,371	-	46,371	-	46,371	46,371	-	46,371
RUF	183	6,271	5,495	1	5,496	-	5,496	5,496	-	5,496
RUGB	2,993	74,286	64,142	-	64,142	-	64,142	64,142	-	64,142
RUTL	4,683	158,707	148,297	1	148,298	-	148,298	148,163	135	148,298
RVF	15,088	1,211,056	1,975,533	1	1,975,534	-	1,975,534	1,975,534	-	1,975,534
RVIDD	1	1,116	25	-	25	1	24	24	-	24
RVISC	1	173	30	-	30	1	29	29	-	29
RVLCG	10,355	545,703	458,642	-	458,642	1	458,641	458,641	-	458,641
RVLCV	4,138	196,893	228,814	1	228,815	-	228,815	228,815	-	228,815
RVLDD	640	76,369	123,120	-	123,120	1	123,119	123,119	-	123,119
RVMCG	7,350	259,741	241,732	-	241,732	1	241,731	241,731	-	241,731
RVMCV	3,135	125,174	159,557	-	159,557	-	159,557	159,557	-	159,557
RVSCG	2,220	132,497	108,448	-	108,448	-	108,448	108,448	-	108,448
RVSCV	2,623	173,210	214,397	1	214,398	-	214,398	214,398	-	214,398
AVGI	21,888	667,425	641,089	-	641,089	-	641,089	641,089	-	641,089
AVHY1	167,665	856,576	786,349	-	786,349	-	786,349	786,349	-	786,349
IVDDI	15,098	380,128	365,974	-	365,974	1	365,973	365,973	-	365,973
IVGMMI	6,332,791	6,332,791	6,332,791	1	6,332,792	-	6,332,792	6,322,878	9,914	6,332,792
IVHS	14,351	395,788	371,835	1	371,836	-	371,836	371,836	-	371,836
IVMCC2	33,232	334,756	312,048	1	312,049	-	312,049	312,049	-	312,049
IVRE	22,457	364,965	313,947	-	313,947	-	313,947	313,947	-	313,947
IVT	6,458	136,916	119,477	-	119,477	1	119,476	119,476	-	119,476
JAEI	117,007	8,132,335	8,953,369	-	8,953,369	1	8,953,368	8,953,368	-	8,953,368
JAGRIN	82,132	3,672,967	5,018,243	2	5,018,245	-	5,018,245	5,018,245	-	5,018,245
JAIG	10,692	365,487	449,816	1	449,817	-	449,817	434,032	15,785	449,817
JARIN	177,628	6,256,960	8,019,893	-	8,019,893	-	8,019,893	8,019,893	-	8,019,893

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LZREMS	13,576	287,453	282,798	2	282,800	-	282,800	282,800	-	282,800
LZRIES	30,800	293,871	279,968	1	279,969	-	279,969	279,172	797	279,969
LZRUSM	64,190	916,415	866,562	-	866,562	-	866,562	854,896	11,666	866,562
LPVCAI	5,521	129,245	94,515	-	94,515	-	94,515	94,515	-	94,515
LPVCII	8,514	189,684	174,032	1	174,033	-	174,033	174,033	-	174,033
LVCLGI	30,489	964,318	1,179,017	-	1,179,017	-	1,179,017	1,179,017	-	1,179,017
SBVHY	16	96	98	-	98	1	97	97	-	97
LOVCDG	11,098	171,339	179,901	1	179,902	-	179,902	179,902	-	179,902
LOVGI	62,713	2,252,212	2,261,448	2	2,261,450	-	2,261,450	2,249,910	11,540	2,261,450
GVEXD	6,248	54,314	57,791	-	57,791	-	57,791	57,791	-	57,791
NVLCPY	2,125	20,690	21,102	-	21,102	-	21,102	21,102	-	21,102
AMCG	12,507	368,986	333,067	-	333,067	-	333,067	333,067	-	333,067
AMRI	100,440	1,518,505	1,582,928	-	1,582,928	2	1,582,926	1,582,926	-	1,582,926
AMSRS	27,474	748,160	916,269	-	916,269	-	916,269	894,440	21,829	916,269
AMTB	100,276	1,054,657	966,658	-	966,658	-	966,658	966,658	-	966,658
NOVPDI	109,861	1,681,752	1,571,010	-	1,571,010	1	1,571,009	1,571,009	-	1,571,009
NOVPM	80,213	2,014,247	1,964,421	-	1,964,421	-	1,964,421	1,953,857	10,564	1,964,421
PMVAAA	30,255	320,228	273,809	-	273,809	-	273,809	273,809	-	273,809
PMVEBA	479	5,951	5,056	-	5,056	1	5,055	5,055	-	5,055
PMVFHA	329	3,556	3,231	1	3,232	-	3,232	3,232	-	3,232
PMVGBA	26,981	304,922	259,557	1	259,558	-	259,558	259,351	207	259,558
PMVHYA	62	470	442	-	442	1	441	441	-	441
PMVRRA	80,867	1,030,183	935,630	-	935,630	-	935,630	925,921	9,709	935,630
PMVRSA	2,614	22,875	13,983	-	13,983	-	13,983	13,983	-	13,983
PMVTRA	270,808	2,920,420	2,486,013	-	2,486,013	-	2,486,013	2,485,888	125	2,486,013
PVSTA	110,700	1,142,158	1,132,462	-	1,132,462	1	1,132,461	1,121,844	10,617	1,132,461
ROCMC	29,263	299,814	268,342	1	268,343	-	268,343	268,343	-	268,343
ROCSC	63,137	526,174	605,487	-	605,487	-	605,487	593,592	11,895	605,487
TAVV	27,452	627,875	638,810	-	638,810	-	638,810	638,810	-	638,810
VWBF	17,537	132,184	133,635	-	133,635	-	133,635	133,635	-	133,635
VWEM	78,911	918,485	726,766	-	726,766	-	726,766	726,766	-	726,766
VWHA	13,635	383,106	362,556	-	362,556	-	362,556	359,256	3,300	362,556
One Year Interest Adjustment Account (JNMVA1)^			1,905,710	-	1,905,710	-	1,905,710	1,905,710	-	1,905,710
Five Year Interest Adjustment Account (JNMVA5)^			283,334	-	283,334	-	283,334	283,334	-	283,334

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

^

Represents an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by Jefferson National Life Insurance Company for specified guarantee periods.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	ACVB
Reinvested dividends	$6,346	-	-	-	-	-	-	34,663
Mortality and expense risk charges (note 2)	(5,378)	(12,888)	(103,984)	(51,080)	(30,658)	(36,623)	(31,327)	(22,289)

Net investment income (loss)	968	(12,888)	(103,984)	(51,080)	(30,658)	(36,623)	(31,327)	12,374

Realized gain (loss) on investments	(10,691)	(59,768)	(32,923)	(54,164)	(144,412)	(212,499)	3,757	(10,130)
Change in unrealized gain (loss) on investments	20,283	210,892	2,970,772	1,181,308	653,597	747,692	375,248	244,596

Net gain (loss) on investments	9,592	151,124	2,937,849	1,127,144	509,185	535,193	379,005	234,466

Reinvested capital gains	33,371	-	-	-	-	-	213,131	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,931	138,236	2,833,865	1,076,064	478,527	498,570	560,809	246,840

Investment Activity*:	ACVI	ACVIG	ACVIP2	ACVV	PIHYB2	PIVEI2	PIVF2	PIVMV2
Reinvested dividends	$7,812	26,823	7,294	63,583	967	12,184	912	3,568
Mortality and expense risk charges (note 2)	(6,997)	(21,874)	(2,822)	(33,648)	(227)	(9,243)	(2,008)	(2,270)

Net investment income (loss)	815	4,949	4,472	29,935	740	2,941	(1,096)	1,298

Realized gain (loss) on investments	(15,749)	(53,809)	(13,205)	95,194	(65)	(7,035)	(886)	(47,999)
Change in unrealized gain (loss) on investments	74,171	167,424	17,427	(139,194)	1,016	(13,548)	34,034	40,399

Net gain (loss) on investments	58,422	113,615	4,222	(44,000)	951	(20,583)	33,148	(7,600)

Reinvested capital gains	-	-	-	213,954	-	57,778	6,431	24,015

Net increase (decrease) in contract owners’ equity resulting from operations	$59,237	118,564	8,694	199,889	1,691	40,136	38,483	17,713

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DSIF	DSRG	DVSCS	CLVGT2	FHIB	FVU2	GVRUGM	RAF
Reinvested dividends	$108,633	9,414	7,630	-	18,752	12,199	10,986	1
Mortality and expense risk charges (note 2)	(96,367)	(15,158)	(8,963)	(30,214)	(3,985)	(7,297)	(3,780)	(2)

Net investment income (loss)	12,266	(5,744)	(1,333)	(30,214)	14,767	4,902	7,206	(1)

Realized gain (loss) on investments	563,939	41,881	9,701	39,600	(3,885)	(10,536)	-	(154)
Change in unrealized gain (loss) on investments	834,020	53,908	44,024	702,257	23,622	46,327	-	94

Net gain (loss) on investments	1,397,959	95,789	53,725	741,857	19,737	35,791	-	(60)

Reinvested capital gains	297,627	151,164	39,829	134,580	-	-	5	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,707,852	241,209	92,221	846,223	34,504	40,693	7,211	(61)

Investment Activity*:	RBF	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF
Reinvested dividends	$-	444	-	3,241	-	18,482	-	-
Mortality and expense risk charges (note 2)	(10,334)	(519)	(1,246)	(2,830)	(400)	(6,789)	(1,553)	(1,236)

Net investment income (loss)	(10,334)	(75)	(1,246)	411	(400)	11,693	(1,553)	(1,236)

Realized gain (loss) on investments	(17,961)	(4,367)	6,499	3,995	267	74,446	2,251	8,606
Change in unrealized gain (loss) on investments	49,113	5,203	2,253	(15,153)	11,498	(91,641)	2,425	5,144

Net gain (loss) on investments	31,152	836	8,752	(11,158)	11,765	(17,195)	4,676	13,750

Reinvested capital gains	8,643	-	-	1,208	926	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,461	761	7,506	(9,539)	12,291	(5,502)	3,123	12,514

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RHCF	RINF	RJNF	RLCE	RLCJ	RMED	RMEK	RNF
Reinvested dividends	$-	-	-	35	15	-	-	-
Mortality and expense risk charges (note 2)	(3,058)	(694)	(1)	(131)	(392)	(3,532)	(648)	(13,073)

Net investment income (loss)	(3,058)	(694)	(1)	(96)	(377)	(3,532)	(648)	(13,073)

Realized gain (loss) on investments	(11,571)	(1,537)	(2)	2,264	(1,555)	13	(19,144)	28,217
Change in unrealized gain (loss) on investments	9,916	22,753	5	(395)	10,651	50,297	36,234	285,312

Net gain (loss) on investments	(1,655)	21,216	3	1,869	9,096	50,310	17,090	313,529

Reinvested capital gains	9,389	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,676	20,522	2	1,773	8,719	46,778	16,442	300,456

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	258	1,707	-	190	-	273	1,597
Mortality and expense risk charges (note 2)	(20,064)	(986)	(1,404)	(52)	(890)	(3,165)	(387)	(21,516)

Net investment income (loss)	(20,064)	(728)	303	(52)	(700)	(3,165)	(114)	(19,919)

Realized gain (loss) on investments	31,194	(3,910)	(22,785)	(2,947)	1,555	2,793	(252)	34,857
Change in unrealized gain (loss) on investments	629,212	4,778	27,532	3,436	6,819	89,377	1,993	584,196

Net gain (loss) on investments	660,406	868	4,747	489	8,374	92,170	1,741	619,053

Reinvested capital gains	-	-	5,139	-	-	4,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$640,342	140	10,189	437	7,674	93,443	1,627	599,134

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVF	RVIDD	RVISC	RVLCG
Reinvested dividends	$-	150	1,994	2,586	-	-	-	-
Mortality and expense risk charges (note 2)	(546)	(366)	(865)	(2,044)	(20,310)	-	-	(6,563)

Net investment income (loss)	(546)	(216)	1,129	542	(20,310)	-	-	(6,563)

Realized gain (loss) on investments	(296)	(583)	(5,627)	(1,060)	33,228	(146)	-	(28,273)
Change in unrealized gain (loss) on investments	9,332	(3,213)	3,338	(14,883)	1,083,462	140	(4)	57,360

Net gain (loss) on investments	9,036	(3,796)	(2,289)	(15,943)	1,116,690	(6)	(4)	29,087

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,490	(4,012)	(1,160)	(15,401)	1,096,380	(6)	(4)	22,524

Investment Activity*:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	AVGI	AVHY1
Reinvested dividends	$3,637	368	-	-	93	-	4,402	40,679
Mortality and expense risk charges (note 2)	(2,898)	(1,462)	(2,880)	(2,147)	(1,382)	(2,349)	(7,784)	(9,695)

Net investment income (loss)	739	(1,094)	(2,880)	(2,147)	(1,289)	(2,349)	(3,382)	30,984

Realized gain (loss) on investments	11,916	6,181	(12,375)	(28,257)	(13,845)	2,566	(13,588)	(13,323)
Change in unrealized gain (loss) on investments	(2,686)	17,076	43,923	69,857	30,810	35,539	125,185	47,283

Net gain (loss) on investments	9,230	23,257	31,548	41,600	16,965	38,105	111,597	33,960

Reinvested capital gains	-	-	-	-	-	-	14,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,969	22,163	28,668	39,453	15,676	35,756	122,422	64,944

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE	IVT	JAEI	JAGRIN
Reinvested dividends	$7,569	308,171	-	116	4,745	-	13,596	42,927
Mortality and expense risk charges (note 2)	(5,048)	(81,058)	(4,825)	(3,723)	(4,001)	(1,212)	(108,154)	(58,160)

Net investment income (loss)	2,521	227,113	(4,825)	(3,607)	744	(1,212)	(94,558)	(15,233)

Realized gain (loss) on investments	(14,787)	-	(11,512)	(16,964)	(18,724)	(6,506)	171,347	311,334
Change in unrealized gain (loss) on investments	10,633	-	20,611	56,748	42,177	43,270	661,898	616,910

Net gain (loss) on investments	(4,154)	-	9,099	39,784	23,453	36,764	833,245	928,244

Reinvested capital gains	31,170	-	-	-	-	-	590,910	131,501

Net increase (decrease) in contract owners’ equity resulting from operations	$29,537	227,113	4,274	36,177	24,197	35,552	1,329,597	1,044,512

Investment Activity*:	JAIG	JARIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI
Reinvested dividends	$6,973	10,482	14,050	3,617	-	259	4,087	-
Mortality and expense risk charges (note 2)	(5,721)	(90,830)	(3,613)	(3,494)	(10,529)	(1,046)	(3,021)	(13,343)

Net investment income (loss)	1,252	(80,348)	10,437	123	(10,529)	(787)	1,066	(13,343)

Realized gain (loss) on investments	20,024	190,114	(6,755)	(9,670)	(47,768)	(2,782)	14,644	72,127
Change in unrealized gain (loss) on investments	20,077	2,378,797	49,605	47,225	125,533	12,628	(18,571)	292,550

Net gain (loss) on investments	40,101	2,568,911	42,850	37,555	77,765	9,846	(3,927)	364,677

Reinvested capital gains	-	-	-	-	-	8,665	29,458	9,681

Net increase (decrease) in contract owners’ equity resulting from operations	$41,353	2,488,563	53,287	37,678	67,236	17,724	26,597	361,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	SBVHY	LOVCDG	LOVGI	GVEXD	NVLCPY	AMCG	AMRI	AMSRS
Reinvested dividends	$5	1,397	20,343	742	667	-	15,947	2,886
Mortality and expense risk charges (note 2)	(1)	(2,068)	(27,029)	(273)	(60)	(4,122)	(18,851)	(10,501)

Net investment income (loss)	4	(671)	(6,686)	469	607	(4,122)	(2,904)	(7,615)

Realized gain (loss) on investments	-	(10)	3,335	126	(1)	(10,241)	13,538	11,849
Change in unrealized gain (loss) on investments	4	14,357	202,608	3,477	412	63,576	51,909	173,792

Net gain (loss) on investments	4	14,347	205,943	3,603	411	53,335	65,447	185,641

Reinvested capital gains	-	9,758	44,218	67	-	-	80,480	13,616

Net increase (decrease) in contract owners’ equity resulting from operations	$8	23,434	243,475	4,139	1,018	49,213	143,023	191,642

Investment Activity*:	AMTB	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$43,155	27,622	-	8,422	268	85	5,781	23
Mortality and expense risk charges (note 2)	(11,932)	(20,285)	(22,677)	(3,671)	(59)	(42)	(3,201)	(4)

Net investment income (loss)	31,223	7,337	(22,677)	4,751	209	43	2,580	19

Realized gain (loss) on investments	(5,622)	(129,444)	(30,577)	(11,098)	(26)	(83)	(5,248)	-
Change in unrealized gain (loss) on investments	17,553	70,553	362,470	24,180	264	202	9,579	26

Net gain (loss) on investments	11,931	(58,891)	331,893	13,082	238	119	4,331	26

Reinvested capital gains	-	-	-	-	-	83	2,882	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,154	(51,554)	309,216	17,833	447	245	9,793	45

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVRRA	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF
Reinvested dividends	$28,198	2,338	85,785	47,766	-	4,657	16,467	5,718
Mortality and expense risk charges (note 2)	(11,829)	(182)	(30,096)	(13,338)	(3,095)	(6,536)	(9,857)	(1,684)

Net investment income (loss)	16,369	2,156	55,689	34,428	(3,095)	(1,879)	6,610	4,034

Realized gain (loss) on investments	(6,092)	(646)	(53,525)	(5,920)	(4,653)	1,488	111,566	(5,326)
Change in unrealized gain (loss) on investments	11,924	(2,906)	106,126	19,427	48,700	72,135	(95,413)	14,181

Net gain (loss) on investments	5,832	(3,552)	52,601	13,507	44,047	73,623	16,153	8,855

Reinvested capital gains	-	-	-	-	-	48,361	45,813	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,201	(1,396)	108,290	47,935	40,952	120,105	68,576	12,889

Investment Activity*:	VWEM	VWHA
Reinvested dividends	$29,922	11,010
Mortality and expense risk charges (note 2)	(10,559)	(4,875)

Net investment income (loss)	19,363	6,135

Realized gain (loss) on investments	(123,534)	(2,985)
Change in unrealized gain (loss) on investments	168,559	(23,715)

Net gain (loss) on investments	45,025	(26,700)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$64,388	(20,565)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIA		AASCO		ALCAI2		ALCGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$968	160	(12,888)	(15,125)	(103,984)	(107,440)	(51,080)	(54,504)
Realized gain (loss) on investments	(10,691)	(2,525)	(59,768)	(18,379)	(32,923)	70,132	(54,164)	56,816
Change in unrealized gain (loss) on investments	20,283	(89,643)	210,892	(815,643)	2,970,772	(5,007,510)	1,181,308	(2,603,011)
Reinvested capital gains	33,371	62,926	-	182,168	-	633,347	-	196,522

Net increase (decrease) in contract owners’ equity resulting from operations	43,931	(29,082)	138,236	(666,979)	2,833,865	(4,411,471)	1,076,064	(2,404,177)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,001	(25)	1,258	1,996	5,907	14,517	6,056	60,010
Transfers between funds	3,808	(8,391)	16,144	(33,147)	225,503	(352,602)	155,358	43,349
Redemptions (notes 2, 3, and 4)	(43,270)	(38,194)	(146,381)	(90,801)	(513,913)	(639,874)	(208,748)	(496,722)
Adjustments to maintain reserves	(1,075)	(1,075)	(2,574)	(3,022)	(20,790)	(21,490)	(10,214)	(10,901)

Net equity transactions	(35,536)	(47,685)	(131,553)	(124,974)	(303,293)	(999,449)	(57,548)	(404,264)

Net change in contract owners’ equity	8,395	(76,767)	6,683	(791,953)	2,530,572	(5,410,920)	1,018,516	(2,808,441)
Contract owners’ equity at beginning of period	445,266	522,033	987,083	1,779,036	7,020,633	12,431,553	3,507,169	6,315,610

Contract owners’ equity at end of period	$453,661	445,266	993,766	987,083	9,551,205	7,020,633	4,525,685	3,507,169

CHANGE IN UNITS:
Beginning units	13,246	14,657	34,791	38,285	98,325	108,873	91,669	99,759
Units purchased	1,021	5,388	6,617	3,553	6,233	3,625	7,252	5,291
Units redeemed	(2,039)	(6,799)	(10,887)	(7,047)	(9,693)	(14,173)	(8,416)	(13,381)

Ending units	12,228	13,246	30,521	34,791	94,865	98,325	90,505	91,669

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALMGI2		SVDF		SVOF		ACVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(30,658)	(35,604)	(36,623)	(40,836)	(31,327)	(32,598)	12,374	(1,407)
Realized gain (loss) on investments	(144,412)	152,273	(212,499)	(52,836)	3,757	17,386	(10,130)	54,045
Change in unrealized gain (loss) on investments	653,597	(1,713,280)	747,692	(2,858,406)	375,248	(1,193,099)	244,596	(793,406)
Reinvested capital gains	-	85,091	-	1,118,659	213,131	499,139	-	313,318

Net increase (decrease) in contract owners’ equity resulting from operations	478,527	(1,511,520)	498,570	(1,833,419)	560,809	(709,172)	246,840	(427,450)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,753	26,491	19,443	10,712	2,950	6,137	17,883	(259)
Transfers between funds	(858)	(104,937)	(86,816)	42,630	(1,924)	(85,724)	321,913	(3,033)
Redemptions (notes 2, 3, and 4)	(325,881)	(384,773)	(409,501)	(162,635)	(212,489)	(145,947)	(245,486)	(371,448)
Adjustments to maintain reserves	(6,130)	(7,116)	(7,327)	(8,168)	(6,266)	(6,521)	(4,459)	(4,815)

Net equity transactions	(325,116)	(470,335)	(484,201)	(117,461)	(217,729)	(232,055)	89,851	(379,555)

Net change in contract owners’ equity	153,411	(1,981,855)	14,369	(1,950,880)	343,080	(941,227)	336,691	(807,005)
Contract owners’ equity at beginning of period	2,365,295	4,347,150	2,839,146	4,790,026	2,364,760	3,305,987	1,710,833	2,517,838

Contract owners’ equity at end of period	$2,518,706	2,365,295	2,853,515	2,839,146	2,707,840	2,364,760	2,047,524	1,710,833

CHANGE IN UNITS:
Beginning units	53,136	61,507	74,391	76,843	43,871	47,849	78,023	93,588
Units purchased	5,176	3,809	6,512	4,820	3,376	2,867	24,437	2,775
Units redeemed	(11,683)	(12,180)	(17,733)	(7,272)	(6,936)	(6,845)	(21,035)	(18,340)

Ending units	46,629	53,136	63,170	74,391	40,311	43,871	81,425	78,023

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVI		ACVIG		ACVIP2		ACVV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$815	1,970	4,949	9,995	4,472	14,990	29,935	24,572
Realized gain (loss) on investments	(15,749)	(5,147)	(53,809)	(38,689)	(13,205)	(17,848)	95,194	346,707
Change in unrealized gain (loss) on investments	74,171	(351,760)	167,424	(780,522)	17,427	(50,174)	(139,194)	(658,241)
Reinvested capital gains	-	110,876	-	494,392	-	1,571	213,954	253,086

Net increase (decrease) in contract owners’ equity resulting from operations	59,237	(244,061)	118,564	(314,824)	8,694	(51,461)	199,889	(33,876)

Equity transactions:
Purchase payments received from contract owners (note 4)	254	30,832	2,586	6,921	831	9,557	88	(140)
Transfers between funds	(16,496)	(17,238)	(41,872)	(38,063)	95,411	38,155	(92,372)	42,497
Redemptions (notes 2, 3, and 4)	(78,988)	(131,147)	(157,463)	(167,669)	(76,173)	(58,942)	(228,561)	(436,376)
Adjustments to maintain reserves	(1,397)	(1,713)	(4,374)	(4,993)	(564)	(827)	(6,732)	(7,433)

Net equity transactions	(96,627)	(119,266)	(201,123)	(203,804)	19,505	(12,057)	(327,577)	(401,452)

Net change in contract owners’ equity	(37,390)	(363,327)	(82,559)	(518,628)	28,199	(63,518)	(127,688)	(435,328)
Contract owners’ equity at beginning of period	576,051	939,378	1,844,424	2,363,052	231,906	295,424	2,859,554	3,294,882

Contract owners’ equity at end of period	$538,661	576,051	1,761,865	1,844,424	260,105	231,906	2,731,866	2,859,554

CHANGE IN UNITS:
Beginning units	27,532	33,281	54,017	59,494	17,265	18,833	62,243	71,036
Units purchased	2,593	5,716	2,792	2,727	12,728	19,287	3,925	10,410
Units redeemed	(6,910)	(11,465)	(8,604)	(8,204)	(10,983)	(20,855)	(10,842)	(19,203)

Ending units	23,215	27,532	48,205	54,017	19,010	17,265	55,326	62,243

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PIHYB2		PIVEI2		PIVF2		PIVMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$740	726	2,941	1,981	(1,096)	(2,060)	1,298	251
Realized gain (loss) on investments	(65)	(662)	(7,035)	(103,454)	(886)	18,000	(47,999)	(22,917)
Change in unrealized gain (loss) on investments	1,016	(2,937)	(13,548)	(77,306)	34,034	(111,653)	40,399	(67,033)
Reinvested capital gains	-	-	57,778	91,882	6,431	35,309	24,015	74,659

Net increase (decrease) in contract owners’ equity resulting from operations	1,691	(2,873)	40,136	(86,897)	38,483	(60,404)	17,713	(15,040)

Equity transactions:
Purchase payments received from contract owners (note 4)	3	-	1,030	2,913	1	140	-	34
Transfers between funds	-	-	(56,818)	38,528	(6,767)	(73,785)	(28,852)	51,389
Redemptions (notes 2, 3, and 4)	(60)	(6,911)	(13,614)	(218,724)	(41,949)	(8,543)	(1,530)	(4,770)
Adjustments to maintain reserves	(46)	(52)	(1,848)	(2,040)	(403)	(582)	(455)	(454)

Net equity transactions	(103)	(6,963)	(71,250)	(179,323)	(49,118)	(82,770)	(30,837)	46,199

Net change in contract owners’ equity	1,588	(9,836)	(31,114)	(266,220)	(10,635)	(143,174)	(13,124)	31,159
Contract owners’ equity at beginning of period	17,634	27,470	760,259	1,026,479	180,148	323,322	184,641	153,482

Contract owners’ equity at end of period	$19,222	17,634	729,145	760,259	169,513	180,148	171,517	184,641

CHANGE IN UNITS:
Beginning units	1,013	1,377	25,168	30,818	6,122	8,695	7,495	5,776
Units purchased	3	777	1,809	11,753	1,446	852	2,244	5,210
Units redeemed	(7)	(1,141)	(4,115)	(17,403)	(3,020)	(3,425)	(3,440)	(3,491)

Ending units	1,009	1,013	22,862	25,168	4,548	6,122	6,299	7,495

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSIF		DSRG		DVSCS		CLVGT2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$12,266	6,307	(5,744)	(10,142)	(1,333)	(2,480)	(30,214)	(32,683)
Realized gain (loss) on investments	563,939	864,719	41,881	17,219	9,701	12,865	39,600	291,930
Change in unrealized gain (loss) on investments	834,020	(3,587,814)	53,908	(519,073)	44,024	(268,027)	702,257	(2,086,906)
Reinvested capital gains	297,627	744,255	151,164	101,473	39,829	94,937	134,580	668,955

Net increase (decrease) in contract owners’ equity resulting from operations	1,707,852	(1,972,533)	241,209	(410,523)	92,221	(162,705)	846,223	(1,158,704)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,713	46,361	1,819	857	811	13,874	871	(1,575)
Transfers between funds	(395,232)	(154,312)	(274)	(25,119)	17,331	(123,475)	47,174	(250,435)
Redemptions (notes 2, 3, and 4)	(1,105,891)	(1,083,396)	(344,158)	(78,683)	(67,549)	(69,293)	(298,637)	(302,764)
Adjustments to maintain reserves	(19,271)	(21,117)	(3,034)	(3,511)	(1,791)	(1,913)	(6,043)	(6,538)

Net equity transactions	(1,515,681)	(1,212,464)	(345,647)	(106,456)	(51,198)	(180,807)	(256,635)	(561,312)

Net change in contract owners’ equity	192,171	(3,184,997)	(104,438)	(516,979)	41,023	(343,512)	589,588	(1,720,016)
Contract owners’ equity at beginning of period	7,529,887	10,714,884	1,255,834	1,772,813	691,579	1,035,091	2,104,777	3,824,793

Contract owners’ equity at end of period	$7,722,058	7,529,887	1,151,396	1,255,834	732,602	691,579	2,694,365	2,104,777

CHANGE IN UNITS:
Beginning units	190,015	217,574	41,684	44,709	20,271	24,913	64,598	78,799
Units purchased	16,148	23,070	3,004	250	1,064	2,268	17,812	12,942
Units redeemed	(49,090)	(50,629)	(13,358)	(3,275)	(2,444)	(6,910)	(24,469)	(27,143)

Ending units	157,073	190,015	31,330	41,684	18,891	20,271	57,941	64,598

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FHIB		FVU2		GVRUGM		RAF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,767	17,825	4,902	4,619	7,206	(1,698)	(1)	(3)
Realized gain (loss) on investments	(3,885)	(29,461)	(10,536)	(5,987)	-	-	(154)	(170)
Change in unrealized gain (loss) on investments	23,622	(48,373)	46,327	(283,519)	-	-	94	222
Reinvested capital gains	-	-	-	166,658	5	9	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,504	(60,009)	40,693	(118,229)	7,211	(1,689)	(61)	49

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	321	1	-	1	-	11	(2)
Transfers between funds	-	(232)	4,863	14,258	-	(525)	-	-
Redemptions (notes 2, 3, and 4)	(9,981)	(104,300)	(155,360)	(41,539)	(13,032)	(18,070)	(12)	(16)
Adjustments to maintain reserves	(797)	(993)	(1,460)	(1,737)	(756)	(785)	(12)	2

Net equity transactions	(10,779)	(105,204)	(151,956)	(29,018)	(13,787)	(19,380)	(13)	(16)

Net change in contract owners’ equity	23,725	(165,213)	(111,263)	(147,247)	(6,576)	(21,069)	(74)	33
Contract owners’ equity at beginning of period	311,626	476,839	654,627	801,874	304,820	325,889	187	154

Contract owners’ equity at end of period	$335,351	311,626	543,364	654,627	298,244	304,820	113	187

CHANGE IN UNITS:
Beginning units	13,129	17,460	34,245	35,640	35,814	37,998	415	455
Units purchased	21	2,911	17,703	970	1,651	1,446	-	-
Units redeemed	(426)	(7,242)	(25,400)	(2,365)	(3,162)	(3,630)	(40)	(40)

Ending units	12,724	13,129	26,548	34,245	34,303	35,814	375	415

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RBF		RBKF		RBMF		RCPF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(10,334)	(11,819)	(75)	137	(1,246)	(702)	411	(1,368)
Realized gain (loss) on investments	(17,961)	(2,304)	(4,367)	(7,111)	6,499	8,741	3,995	9,189
Change in unrealized gain (loss) on investments	49,113	(222,125)	5,203	(4,234)	2,253	(19,657)	(15,153)	(25,055)
Reinvested capital gains	8,643	71,886	-	-	-	1,826	1,208	12,390

Net increase (decrease) in contract owners’ equity resulting from operations	29,461	(164,362)	761	(11,208)	7,506	(9,792)	(9,539)	(4,844)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2,671)	206	1	-	9,594	11	-	-
Transfers between funds	(4,623)	(7,636)	(5,306)	7,289	(33,334)	40,123	(70,293)	62,966
Redemptions (notes 2, 3, and 4)	(119,973)	(32,381)	(285)	(382)	(8,470)	(8,176)	(6,203)	(6,977)
Adjustments to maintain reserves	(2,065)	(2,364)	(105)	(129)	(249)	(250)	(564)	(581)

Net equity transactions	(129,332)	(42,175)	(5,695)	6,778	(32,459)	31,708	(77,060)	55,408

Net change in contract owners’ equity	(99,871)	(206,537)	(4,934)	(4,430)	(24,953)	21,916	(86,599)	50,564
Contract owners’ equity at beginning of period	936,552	1,143,089	50,558	54,988	107,842	85,926	277,121	226,557

Contract owners’ equity at end of period	$836,681	936,552	45,624	50,558	82,889	107,842	190,522	277,121

CHANGE IN UNITS:
Beginning units	24,351	25,381	6,051	5,380	3,832	2,717	8,764	6,994
Units purchased	3,412	2,101	1,819	9,836	1,173	2,429	691	3,582
Units redeemed	(6,839)	(3,131)	(2,487)	(9,165)	(2,262)	(1,314)	(3,130)	(1,812)

Ending units	20,924	24,351	5,383	6,051	2,743	3,832	6,325	8,764

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RELF		RENF		RESF		RFSF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(400)	(280)	11,693	1,263	(1,553)	(1,015)	(1,236)	(1,829)
Realized gain (loss) on investments	267	180	74,446	128,965	2,251	2,025	8,606	(55,772)
Change in unrealized gain (loss) on investments	11,498	(10,929)	(91,641)	70,170	2,425	16,279	5,144	(7,707)
Reinvested capital gains	926	1,022	-	-	-	-	-	6,741

Net increase (decrease) in contract owners’ equity resulting from operations	12,291	(10,007)	(5,502)	200,398	3,123	17,289	12,514	(58,567)

Equity transactions:
Purchase payments received from contract owners (note 4)	3	4	49	(785)	1,525	6	542,632	200
Transfers between funds	11,917	-	(686,847)	640,682	3,885	89,445	(538,552)	(408,491)
Redemptions (notes 2, 3, and 4)	(39)	(76)	(50,181)	(75,304)	(2,406)	(1,844)	(19,121)	(6,302)
Adjustments to maintain reserves	(83)	(60)	(1,355)	(2,602)	(304)	(207)	(244)	(466)

Net equity transactions	11,798	(132)	(738,334)	561,991	2,700	87,400	(15,285)	(415,059)

Net change in contract owners’ equity	24,089	(10,139)	(743,836)	762,389	5,823	104,689	(2,771)	(473,626)
Contract owners’ equity at beginning of period	19,705	29,844	1,142,091	379,702	123,781	19,092	76,296	549,922

Contract owners’ equity at end of period	$43,794	19,705	398,255	1,142,091	129,604	123,781	73,525	76,296

CHANGE IN UNITS:
Beginning units	609	611	68,523	33,281	21,818	4,726	5,174	30,081
Units purchased	280	-	23,858	192,425	2,781	30,135	41,423	30,387
Units redeemed	(1)	(2)	(68,511)	(157,183)	(2,396)	(13,043)	(42,154)	(55,294)

Ending units	888	609	23,870	68,523	22,203	21,818	4,443	5,174

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RHCF		RINF		RJNF		RLCE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,058)	(2,825)	(694)	(715)	(1)	-	(96)	(106)
Realized gain (loss) on investments	(11,571)	8,928	(1,537)	(35,719)	(2)	-	2,264	(2,973)
Change in unrealized gain (loss) on investments	9,916	(53,628)	22,753	(16,642)	5	19	(395)	836
Reinvested capital gains	9,389	11,753	-	12,893	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,676	(35,772)	20,522	(40,183)	2	19	1,773	(2,243)

Equity transactions:
Purchase payments received from contract owners (note 4)	310	490	1	-	-	-	(268)	4
Transfers between funds	8,231	(25,190)	3,039	(3,426)	-	-	(1,262)	286
Redemptions (notes 2, 3, and 4)	(14,303)	(9,010)	(1,319)	(1,543)	-	-	(1,862)	(188)
Adjustments to maintain reserves	(611)	(566)	(139)	(144)	(1)	(1)	(23)	(25)

Net equity transactions	(6,373)	(34,276)	1,582	(5,113)	(1)	(1)	(3,415)	77

Net change in contract owners’ equity	(1,697)	(70,048)	22,104	(45,296)	1	18	(1,642)	(2,166)
Contract owners’ equity at beginning of period	222,889	292,937	45,311	90,607	58	40	9,083	11,249

Contract owners’ equity at end of period	$221,192	222,889	67,415	45,311	59	58	7,441	9,083

CHANGE IN UNITS:
Beginning units	6,023	6,862	1,585	1,722	23	23	848	899
Units purchased	5,247	598	77	1,771	-	-	1,666	4,470
Units redeemed	(5,493)	(1,437)	(38)	(1,908)	-	-	(1,927)	(4,521)

Ending units	5,777	6,023	1,624	1,585	23	23	587	848

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLCJ		RMED		RMEK		RNF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(377)	(401)	(3,532)	(3,841)	(648)	(680)	(13,073)	(8,727)
Realized gain (loss) on investments	(1,555)	(556)	13	(2,467)	(19,144)	(2,219)	28,217	18,569
Change in unrealized gain (loss) on investments	10,651	(19,956)	50,297	(109,931)	36,234	(23,061)	285,312	(566,833)
Reinvested capital gains	-	-	-	19,175	-	-	-	130,762

Net increase (decrease) in contract owners’ equity resulting from operations	8,719	(20,913)	46,778	(97,064)	16,442	(25,960)	300,456	(426,229)

Equity transactions:
Purchase payments received from contract owners (note 4)	(501)	-	(684)	5	4	8	(1)	5
Transfers between funds	-	-	-	(19,253)	(8,040)	(4,819)	(3,324)	(4,509)
Redemptions (notes 2, 3, and 4)	(1,644)	(264)	(2,345)	(14,603)	(169)	(1,878)	(74,046)	(17,324)
Adjustments to maintain reserves	(78)	(79)	(704)	(768)	(133)	(133)	(2,614)	(2,667)

Net equity transactions	(2,223)	(343)	(3,733)	(34,619)	(8,338)	(6,822)	(79,985)	(24,495)

Net change in contract owners’ equity	6,496	(21,256)	43,045	(131,683)	8,104	(32,782)	220,471	(450,724)
Contract owners’ equity at beginning of period	26,603	47,859	269,347	401,030	46,202	78,984	928,249	1,378,973

Contract owners’ equity at end of period	$33,099	26,603	312,392	269,347	54,306	46,202	1,148,720	928,249

CHANGE IN UNITS:
Beginning units	2,042	2,063	4,333	4,881	1,123	1,271	23,134	23,609
Units purchased	431	-	134	11	2,569	14	3	786
Units redeemed	(555)	(21)	(175)	(559)	(2,573)	(162)	(1,623)	(1,261)

Ending units	1,918	2,042	4,292	4,333	1,119	1,123	21,514	23,134

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROF		RPMF		RREF		RRF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(20,064)	(19,765)	(728)	(497)	303	(797)	(52)	(148)
Realized gain (loss) on investments	31,194	92,564	(3,910)	(14,707)	(22,785)	(9,459)	(2,947)	17
Change in unrealized gain (loss) on investments	629,212	(859,402)	4,778	1,438	27,532	(54,079)	3,436	(4,421)
Reinvested capital gains	-	56,697	-	-	5,139	5,734	-	279

Net increase (decrease) in contract owners’ equity resulting from operations	640,342	(729,906)	140	(13,766)	10,189	(58,601)	437	(4,273)

Equity transactions:
Purchase payments received from contract owners (note 4)	392	20,130	(145)	35	162	160	(8)	4
Transfers between funds	91,126	3,638	14,141	29,109	(66,692)	24,754	-	(1,085)
Redemptions (notes 2, 3, and 4)	(38,903)	(222,972)	(2,500)	(3,742)	(3,107)	(7,481)	(11,203)	-
Adjustments to maintain reserves	(4,015)	(3,953)	(197)	(176)	(284)	(369)	(1)	(33)

Net equity transactions	48,600	(203,157)	11,299	25,226	(69,921)	17,064	(11,212)	(1,114)

Net change in contract owners’ equity	688,942	(933,063)	11,439	11,460	(59,732)	(41,537)	(10,775)	(5,387)
Contract owners’ equity at beginning of period	1,237,132	2,170,195	72,148	60,688	151,724	193,261	10,775	16,162

Contract owners’ equity at end of period	$1,926,074	1,237,132	83,587	72,148	91,992	151,724	-	10,775

CHANGE IN UNITS:
Beginning units	18,928	21,542	6,684	4,925	7,726	7,039	371	403
Units purchased	1,871	1,799	2,578	8,379	322	7,023	-	-
Units redeemed	(1,277)	(4,413)	(1,691)	(6,620)	(3,738)	(6,336)	(371)	(32)

Ending units	19,522	18,928	7,571	6,684	4,310	7,726	-	371

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RSRF		RTEC		RTEL		RTF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(700)	(586)	(3,165)	(2,694)	(114)	(239)	(19,919)	(21,211)
Realized gain (loss) on investments	1,555	181	2,793	5,731	(252)	163	34,857	207,732
Change in unrealized gain (loss) on investments	6,819	(13,328)	89,377	(128,095)	1,993	(12,380)	584,196	(1,496,945)
Reinvested capital gains	-	-	4,438	16,193	-	-	-	316,810

Net increase (decrease) in contract owners’ equity resulting from operations	7,674	(13,733)	93,443	(108,865)	1,627	(12,456)	599,134	(993,614)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,970	64	80	80	(1)	-	(1,338)	(7,996)
Transfers between funds	(1,171)	(11,474)	97,424	(1,066)	(88)	-	236,671	(200,258)
Redemptions (notes 2, 3, and 4)	(11,314)	(3,327)	(9,326)	(23,976)	(1,075)	(4,833)	(35,707)	(5,231)
Adjustments to maintain reserves	(176)	(187)	(633)	(537)	(76)	(95)	(4,300)	(4,241)

Net equity transactions	(6,691)	(14,924)	87,545	(25,499)	(1,240)	(4,928)	195,326	(217,726)

Net change in contract owners’ equity	983	(28,657)	180,988	(134,364)	387	(17,384)	794,460	(1,211,340)
Contract owners’ equity at beginning of period	68,785	97,442	170,509	304,873	31,117	48,501	1,330,365	2,541,705

Contract owners’ equity at end of period	$69,768	68,785	351,497	170,509	31,504	31,117	2,124,825	1,330,365

CHANGE IN UNITS:
Beginning units	3,559	4,252	5,167	5,802	2,947	3,355	28,723	32,559
Units purchased	613	408	2,354	2	233	177	7,015	6,065
Units redeemed	(922)	(1,101)	(265)	(637)	(331)	(585)	(3,632)	(9,901)

Ending units	3,250	3,559	7,256	5,167	2,849	2,947	32,106	28,723

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RTRF		RUF		RUGB		RUTL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(546)	(581)	(216)	(1,209)	1,129	977	542	(711)
Realized gain (loss) on investments	(296)	335	(583)	(13,971)	(5,627)	(41,991)	(1,060)	9,093
Change in unrealized gain (loss) on investments	9,332	(26,437)	(3,213)	2,844	3,338	(17,341)	(14,883)	(13,694)
Reinvested capital gains	-	5,302	-	-	-	-	-	1,580

Net increase (decrease) in contract owners’ equity resulting from operations	8,490	(21,381)	(4,012)	(12,336)	(1,160)	(58,355)	(15,401)	(3,732)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	198	72	130	50	(9,402)	9,400
Transfers between funds	249	(951)	(302,915)	328,623	(49)	(4,702)	(10,862)	1,556
Redemptions (notes 2, 3, and 4)	(121)	(119)	(1,769)	(7,874)	(12,677)	(6,462)	(13,809)	(40,915)
Adjustments to maintain reserves	(109)	(117)	(74)	(241)	(171)	(365)	(408)	(535)

Net equity transactions	18	(1,187)	(304,560)	320,580	(12,767)	(11,479)	(34,481)	(30,494)

Net change in contract owners’ equity	8,508	(22,568)	(308,572)	308,244	(13,927)	(69,834)	(49,882)	(34,226)
Contract owners’ equity at beginning of period	37,863	60,431	314,068	5,824	78,069	147,903	198,180	232,406

Contract owners’ equity at end of period	$46,371	37,863	5,496	314,068	64,142	78,069	148,298	198,180

CHANGE IN UNITS:
Beginning units	1,324	1,353	423,959	9,030	6,376	7,040	6,477	7,560
Units purchased	108	4	153,805	1,473,904	2,977	31,453	584	5,290
Units redeemed	(110)	(33)	(568,909)	(1,058,975)	(3,980)	(32,117)	(1,764)	(6,373)

Ending units	1,322	1,324	8,855	423,959	5,373	6,376	5,297	6,477

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVF		RVIDD		RVISC		RVLCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(20,310)	(21,172)	-	-	-	-	(6,563)	(7,345)
Realized gain (loss) on investments	33,228	(1,292,818)	(146)	(82)	-	(8)	(28,273)	2,655
Change in unrealized gain (loss) on investments	1,083,462	(954,765)	140	84	(4)	13	57,360	(315,941)
Reinvested capital gains	-	250,522	-	-	-	-	-	97,079

Net increase (decrease) in contract owners’ equity resulting from operations	1,096,380	(2,018,233)	(6)	2	(4)	5	22,524	(223,552)

Equity transactions:
Purchase payments received from contract owners (note 4)	(3)	251	-	-	1	(2)	57	60
Transfers between funds	115,149	(422,122)	-	-	-	-	13,954	(5,871)
Redemptions (notes 2, 3, and 4)	(159,257)	(21,404)	(2)	(2)	-	-	(108,595)	(9,910)
Adjustments to maintain reserves	(4,060)	(4,233)	-	(1)	(2)	2	(1,310)	(1,469)

Net equity transactions	(48,171)	(447,508)	(2)	(3)	(1)	-	(95,894)	(17,190)

Net change in contract owners’ equity	1,048,209	(2,465,741)	(8)	(1)	(5)	5	(73,370)	(240,742)
Contract owners’ equity at beginning of period	927,325	3,393,066	32	33	34	29	532,011	772,753

Contract owners’ equity at end of period	$1,975,534	927,325	24	32	29	34	458,641	532,011

CHANGE IN UNITS:
Beginning units	7,307	10,261	460	491	49	49	16,532	16,949
Units purchased	7,513	9,309	-	-	-	-	5,770	192
Units redeemed	(7,509)	(12,263)	(30)	(31)	-	-	(8,713)	(609)

Ending units	7,311	7,307	430	460	49	49	13,589	16,532

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVLCV		RVLDD		RVMCG		RVMCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$739	(738)	(1,094)	(1,508)	(2,880)	(3,328)	(2,147)	(679)
Realized gain (loss) on investments	11,916	14,780	6,181	747	(12,375)	(8,572)	(28,257)	48,963
Change in unrealized gain (loss) on investments	(2,686)	(51,913)	17,076	(37,809)	43,923	(125,099)	69,857	(100,116)
Reinvested capital gains	-	26,207	-	6,153	-	56,054	-	31,828

Net increase (decrease) in contract owners’ equity resulting from operations	9,969	(11,664)	22,163	(32,417)	28,668	(80,945)	39,453	(20,004)

Equity transactions:
Purchase payments received from contract owners (note 4)	728	12	(1)	-	-	13,680	238	4,337
Transfers between funds	(22,943)	21,956	-	-	10,323	(836)	(6,091)	(82,952)
Redemptions (notes 2, 3, and 4)	(12,782)	(7,435)	(16,658)	(460)	(24,573)	(41,376)	(18,518)	(36,359)
Adjustments to maintain reserves	(579)	(639)	(291)	(301)	(576)	(665)	(431)	(457)

Net equity transactions	(35,576)	13,894	(16,950)	(761)	(14,826)	(29,197)	(24,802)	(115,431)

Net change in contract owners’ equity	(25,607)	2,230	5,213	(33,178)	13,842	(110,142)	14,651	(135,435)
Contract owners’ equity at beginning of period	254,422	252,192	117,906	151,084	227,889	338,031	144,906	280,341

Contract owners’ equity at end of period	$228,815	254,422	123,119	117,906	241,731	227,889	159,557	144,906

CHANGE IN UNITS:
Beginning units	9,414	8,958	2,255	2,263	7,717	8,725	4,881	8,817
Units purchased	2,475	1,935	-	-	1,395	640	12,633	5,266
Units redeemed	(3,803)	(1,479)	(321)	(8)	(1,867)	(1,648)	(13,246)	(9,202)

Ending units	8,086	9,414	1,934	2,255	7,245	7,717	4,268	4,881

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVSCG		RVSCV		AVGI		AVHY1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,289)	(1,827)	(2,349)	(2,378)	(3,382)	(2,706)	30,984	26,764
Realized gain (loss) on investments	(13,845)	87	2,566	3,122	(13,588)	(19,170)	(13,323)	(20,740)
Change in unrealized gain (loss) on investments	30,810	(83,204)	35,539	(45,817)	125,185	(262,281)	47,283	(113,209)
Reinvested capital gains	-	25,467	-	25,645	14,207	100,865	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,676	(59,477)	35,756	(19,428)	122,422	(183,292)	64,944	(107,185)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	1,064	301	2,242	(93)	16,874	238	3,561
Transfers between funds	(15,850)	(4,465)	(613)	(698)	(2,654)	(5,362)	17,327	(229,393)
Redemptions (notes 2, 3, and 4)	(17,631)	(7,341)	(4,166)	(9,190)	(61,028)	(118,131)	(66,531)	(56,202)
Adjustments to maintain reserves	(274)	(365)	(471)	(476)	(1,559)	(1,728)	(1,940)	(2,173)

Net equity transactions	(33,757)	(11,107)	(4,949)	(8,122)	(65,334)	(108,347)	(50,906)	(284,207)

Net change in contract owners’ equity	(18,081)	(70,584)	30,807	(27,550)	57,088	(291,639)	14,038	(391,392)
Contract owners’ equity at beginning of period	126,529	197,113	183,591	211,141	584,001	875,640	772,311	1,163,703

Contract owners’ equity at end of period	$108,448	126,529	214,398	183,591	641,089	584,001	786,349	772,311

CHANGE IN UNITS:
Beginning units	5,135	5,525	8,642	8,984	25,308	29,701	39,735	53,346
Units purchased	320	352	497	738	1,545	4,870	4,682	10,169
Units redeemed	(1,652)	(742)	(677)	(1,080)	(3,994)	(9,263)	(7,143)	(23,780)

Ending units	3,803	5,135	8,462	8,642	22,859	25,308	37,274	39,735

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVDDI		IVGMMI		IVHS		IVMCC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,521	2,861	227,113	13,802	(4,825)	(5,555)	(3,607)	(3,750)
Realized gain (loss) on investments	(14,787)	1,185	-	-	(11,512)	(5,074)	(16,964)	(8,552)
Change in unrealized gain (loss) on investments	10,633	(70,208)	-	-	20,611	(127,854)	56,748	(115,000)
Reinvested capital gains	31,170	52,041	-	-	-	60,861	-	69,018

Net increase (decrease) in contract owners’ equity resulting from operations	29,537	(14,121)	227,113	13,802	4,274	(77,622)	36,177	(58,284)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	781	(10,201)	121,955	(1,745)	223	514	514
Transfers between funds	(21,569)	107,421	338,649	1,410,248	(3,433)	8,261	(9,795)	(35,733)
Redemptions (notes 2, 3, and 4)	(74,517)	(12,189)	(924,542)	(774,961)	(69,112)	(22,798)	(12,188)	(12,309)
Adjustments to maintain reserves	(1,008)	(1,015)	(16,212)	(16,958)	(962)	(1,112)	(745)	(796)

Net equity transactions	(97,094)	94,998	(612,306)	740,284	(75,252)	(15,426)	(22,214)	(48,324)

Net change in contract owners’ equity	(67,557)	80,877	(385,193)	754,086	(70,978)	(93,048)	13,963	(106,608)
Contract owners’ equity at beginning of period	433,530	352,653	6,717,985	5,963,899	442,814	535,862	298,086	404,694

Contract owners’ equity at end of period	$365,973	433,530	6,332,792	6,717,985	371,836	442,814	312,049	298,086

CHANGE IN UNITS:
Beginning units	18,466	14,549	741,671	658,076	13,869	14,332	9,337	10,683
Units purchased	2,716	4,642	159,438	459,301	2,608	892	557	354
Units redeemed	(6,671)	(725)	(224,324)	(375,706)	(5,002)	(1,355)	(1,201)	(1,700)

Ending units	14,511	18,466	676,785	741,671	11,475	13,869	8,693	9,337

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVRE		IVT		JAEI		JAGRIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$744	6,223	(1,212)	(1,335)	(94,558)	(95,195)	(15,233)	(9,917)
Realized gain (loss) on investments	(18,724)	(7,353)	(6,506)	(336)	171,347	315,249	311,334	435,881
Change in unrealized gain (loss) on investments	42,177	(132,873)	43,270	(91,141)	661,898	(3,568,757)	616,910	(2,153,781)
Reinvested capital gains	-	-	-	33,570	590,910	1,495,119	131,501	532,728

Net increase (decrease) in contract owners’ equity resulting from operations	24,197	(134,003)	35,552	(59,242)	1,329,597	(1,853,584)	1,044,512	(1,195,089)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,328	373	1	-	(17,532)	76,431	(2,413)	61,519
Transfers between funds	(402)	(11,026)	7,549	(17,155)	12,227	(137,452)	(77,657)	(25,681)
Redemptions (notes 2, 3, and 4)	(60,479)	(82,551)	(1,639)	(1,730)	(741,452)	(864,299)	(281,892)	(497,356)
Adjustments to maintain reserves	(797)	(1,053)	(243)	(267)	(21,630)	(22,736)	(11,631)	(11,927)

Net equity transactions	(60,350)	(94,257)	5,668	(19,152)	(768,387)	(948,056)	(373,593)	(473,445)

Net change in contract owners’ equity	(36,153)	(228,260)	41,220	(78,394)	561,210	(2,801,640)	670,919	(1,668,534)
Contract owners’ equity at beginning of period	350,100	578,360	78,256	156,650	8,392,158	11,193,798	4,347,326	6,015,860

Contract owners’ equity at end of period	$313,947	350,100	119,476	78,256	8,953,368	8,392,158	5,018,245	4,347,326

CHANGE IN UNITS:
Beginning units	11,532	14,088	4,923	5,829	129,784	143,353	164,694	180,933
Units purchased	1,061	2,414	719	707	8,023	9,592	5,026	17,642
Units redeemed	(2,967)	(4,970)	(450)	(1,613)	(18,770)	(23,161)	(17,506)	(33,881)

Ending units	9,626	11,532	5,192	4,923	119,037	129,784	152,214	164,694

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAIG		JARIN		LZREMS		LZRIES
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,252	2,346	(80,348)	(82,348)	10,437	6,052	123	6,456
Realized gain (loss) on investments	20,024	19,605	190,114	269,171	(6,755)	(1,756)	(9,670)	(26,166)
Change in unrealized gain (loss) on investments	20,077	(72,677)	2,378,797	(4,605,828)	49,605	(58,325)	47,225	(73,350)
Reinvested capital gains	-	-	-	1,362,822	-	-	-	31,577

Net increase (decrease) in contract owners’ equity resulting from operations	41,353	(50,726)	2,488,563	(3,056,183)	53,287	(54,029)	37,678	(61,483)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,005	3,107	(9,284)	118,152	602	1,484	1,317	13,347
Transfers between funds	14,135	(45,806)	(29,896)	(47,584)	2,696	(6,013)	448	(3,276)
Redemptions (notes 2, 3, and 4)	(62,781)	(14,496)	(788,250)	(828,060)	(41,553)	(21,564)	(28,474)	(83,653)
Adjustments to maintain reserves	(1,142)	(1,148)	(18,162)	(18,783)	(725)	(729)	(698)	(764)

Net equity transactions	(34,783)	(58,343)	(845,592)	(776,275)	(38,980)	(26,822)	(27,407)	(74,346)

Net change in contract owners’ equity	6,570	(109,069)	1,642,971	(3,832,458)	14,307	(80,851)	10,271	(135,829)
Contract owners’ equity at beginning of period	443,247	552,316	6,376,922	10,209,380	268,493	349,344	269,698	405,527

Contract owners’ equity at end of period	$449,817	443,247	8,019,893	6,376,922	282,800	268,493	279,969	269,698

CHANGE IN UNITS:
Beginning units	11,116	12,471	181,817	201,045	10,681	11,622	16,102	20,271
Units purchased	1,471	104	14,107	17,285	886	983	1,231	1,548
Units redeemed	(2,259)	(1,459)	(33,807)	(36,513)	(2,227)	(1,924)	(2,691)	(5,717)

Ending units	10,328	11,116	162,117	181,817	9,340	10,681	14,642	16,102

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LZRUSM		LPVCAI		LPVCII		LVCLGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(10,529)	(13,346)	(787)	(865)	1,066	629	(13,343)	(12,420)
Realized gain (loss) on investments	(47,768)	(37,711)	(2,782)	(13,913)	14,644	7,191	72,127	43,133
Change in unrealized gain (loss) on investments	125,533	(442,371)	12,628	(33,683)	(18,571)	(60,649)	292,550	(537,621)
Reinvested capital gains	-	282,433	8,665	11,555	29,458	24,702	9,681	68,353

Net increase (decrease) in contract owners’ equity resulting from operations	67,236	(210,995)	17,724	(36,906)	26,597	(28,127)	361,015	(438,555)

Equity transactions:
Purchase payments received from contract owners (note 4)	(30,227)	53,791	(1)	-	(1,040)	46	14	39,988
Transfers between funds	11,931	(59,153)	1,148	(20,190)	(13,345)	19,091	104,603	29,644
Redemptions (notes 2, 3, and 4)	(126,633)	(106,880)	(3,187)	(19,987)	(125,050)	(9,023)	(119,653)	(123,948)
Adjustments to maintain reserves	(2,109)	(2,668)	(208)	(267)	(603)	(699)	(2,669)	(2,484)

Net equity transactions	(147,038)	(114,910)	(2,248)	(40,444)	(140,038)	9,415	(17,705)	(56,800)

Net change in contract owners’ equity	(79,802)	(325,905)	15,476	(77,350)	(113,441)	(18,712)	343,310	(495,355)
Contract owners’ equity at beginning of period	946,364	1,272,269	79,039	156,389	287,474	306,186	835,707	1,331,062

Contract owners’ equity at end of period	$866,562	946,364	94,515	79,039	174,033	287,474	1,179,017	835,707

CHANGE IN UNITS:
Beginning units	23,056	25,798	3,734	5,356	10,972	10,579	26,869	28,564
Units purchased	563	2,889	48	-	4,759	1,615	5,692	2,380
Units redeemed	(4,141)	(5,631)	(139)	(1,622)	(9,827)	(1,222)	(5,845)	(4,075)

Ending units	19,478	23,056	3,643	3,734	5,904	10,972	26,716	26,869

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBVHY		LOVCDG		LOVGI		GVEXD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4	79	(671)	(665)	(6,686)	492	469	-
Realized gain (loss) on investments	-	(309)	(10)	1,959	3,335	65,673	126	-
Change in unrealized gain (loss) on investments	4	(19)	14,357	(54,054)	202,608	(537,682)	3,477	-
Reinvested capital gains	-	-	9,758	23,237	44,218	182,431	67	-

Net increase (decrease) in contract owners’ equity resulting from operations	8	(249)	23,434	(29,523)	243,475	(289,086)	4,139	-

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	(1)	(1,496)	(30,122)	78,877	-	-
Transfers between funds	-	-	-	-	(18,060)	(64,402)	53,707	-
Redemptions (notes 2, 3, and 4)	-	(1,451)	(1,970)	(15,078)	(153,514)	(327,695)	-	-
Adjustments to maintain reserves	1	(2)	(412)	(413)	(5,405)	(5,892)	(55)	-

Net equity transactions	-	(1,453)	(2,383)	(16,987)	(207,101)	(319,112)	53,652	-

Net change in contract owners’ equity	8	(1,702)	21,051	(46,510)	36,374	(608,198)	57,791	-
Contract owners’ equity at beginning of period	89	1,791	158,851	205,361	2,225,076	2,833,274	-	-

Contract owners’ equity at end of period	$97	89	179,902	158,851	2,261,450	2,225,076	57,791	-

CHANGE IN UNITS:
Beginning units	5	88	3,516	3,871	63,880	72,568	-	-
Units purchased	-	179	-	-	4,508	8,072	5,621	-
Units redeemed	-	(262)	(41)	(355)	(10,163)	(16,760)	(571)	-

Ending units	5	5	3,475	3,516	58,225	63,880	5,050	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVLCPY		AMCG		AMRI		AMSRS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$607	-	(4,122)	(4,775)	(2,904)	(10,453)	(7,615)	(8,057)
Realized gain (loss) on investments	(1)	-	(10,241)	37,332	13,538	4,059	11,849	54,356
Change in unrealized gain (loss) on investments	412	-	63,576	(249,125)	51,909	(420,999)	173,792	(367,454)
Reinvested capital gains	-	-	-	65,186	80,480	237,169	13,616	86,268

Net increase (decrease) in contract owners’ equity resulting from operations	1,018	-	49,213	(151,382)	143,023	(190,224)	191,642	(234,887)

Equity transactions:
Purchase payments received from contract owners (note 4)	200	-	915	15,324	774	350	19,937	(5,727)
Transfers between funds	19,958	-	(14,875)	(19,562)	(4)	(6,183)	(3,078)	(95,306)
Redemptions (notes 2, 3, and 4)	(63)	-	(19,843)	(70,257)	(111,348)	(3,327)	(136,535)	(70,886)
Adjustments to maintain reserves	(11)	-	(808)	(962)	(3,773)	(4,027)	(2,099)	(2,424)

Net equity transactions	20,084	-	(34,611)	(75,457)	(114,351)	(13,187)	(121,775)	(174,343)

Net change in contract owners’ equity	21,102	-	14,602	(226,839)	28,672	(203,411)	69,867	(409,230)
Contract owners’ equity at beginning of period	-	-	318,465	545,304	1,554,254	1,757,665	846,402	1,255,632

Contract owners’ equity at end of period	$21,102	-	333,067	318,465	1,582,926	1,554,254	916,269	846,402

CHANGE IN UNITS:
Beginning units	-	-	10,346	12,430	41,158	41,380	25,163	29,988
Units purchased	2,048	-	599	2,790	1,788	62	3,257	4,807
Units redeemed	(6)	-	(1,649)	(4,874)	(4,614)	(284)	(6,631)	(9,632)

Ending units	2,042	-	9,296	10,346	38,332	41,158	21,789	25,163

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMTB		NOVPDI		NOVPM		PMVAAA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$31,223	24,361	7,337	3,038	(22,677)	(25,109)	4,751	23,171
Realized gain (loss) on investments	(5,622)	(29,197)	(129,444)	(96,962)	(30,577)	(18,936)	(11,098)	60
Change in unrealized gain (loss) on investments	17,553	(83,464)	70,553	(161,518)	362,470	(894,886)	24,180	(104,383)
Reinvested capital gains	-	-	-	-	-	368,558	-	28,960

Net increase (decrease) in contract owners’ equity resulting from operations	43,154	(88,300)	(51,554)	(255,442)	309,216	(570,373)	17,833	(52,192)

Equity transactions:
Purchase payments received from contract owners (note 4)	13	197	(3,632)	14,847	(27,286)	36,514	-	-
Transfers between funds	(20,864)	(20,433)	18,906	(85,018)	1,388	(27,876)	(49,609)	(106,105)
Redemptions (notes 2, 3, and 4)	(24,127)	(490,166)	(245,097)	(163,851)	(92,425)	(175,707)	(15,942)	(13,107)
Adjustments to maintain reserves	(2,386)	(2,902)	(4,059)	(5,133)	(4,535)	(5,022)	(734)	(907)

Net equity transactions	(47,364)	(513,304)	(233,882)	(239,155)	(122,858)	(172,091)	(66,285)	(120,119)

Net change in contract owners’ equity	(4,210)	(601,604)	(285,436)	(494,597)	186,358	(742,464)	(48,452)	(172,311)
Contract owners’ equity at beginning of period	970,868	1,572,472	1,856,445	2,351,042	1,778,063	2,520,527	322,261	494,572

Contract owners’ equity at end of period	$966,658	970,868	1,571,009	1,856,445	1,964,421	1,778,063	273,809	322,261

CHANGE IN UNITS:
Beginning units	81,243	122,909	144,663	161,798	110,888	119,921	19,360	25,803
Units purchased	882	10,023	17,648	10,466	2,294	6,252	364	332
Units redeemed	(4,590)	(51,689)	(36,044)	(27,601)	(9,393)	(15,285)	(4,284)	(6,775)

Ending units	77,535	81,243	126,267	144,663	103,789	110,888	15,440	19,360

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVEBA		PMVFHA		PMVGBA		PMVHYA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$209	181	43	5	2,580	610	19	73
Realized gain (loss) on investments	(26)	(300)	(83)	149	(5,248)	(2,460)	-	(189)
Change in unrealized gain (loss) on investments	264	(978)	202	(915)	9,579	(36,295)	26	(125)
Reinvested capital gains	-	-	83	2	2,882	3,726	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	447	(1,097)	245	(759)	9,793	(34,419)	45	(241)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	(1)	-	3,805	3,601	-	-
Transfers between funds	-	-	-	-	16,111	(5,719)	-	-
Redemptions (notes 2, 3, and 4)	-	(930)	(732)	(11,329)	(16,335)	(2,957)	-	(1,605)
Adjustments to maintain reserves	(12)	(12)	(6)	(14)	(639)	(636)	(3)	(4)

Net equity transactions	(11)	(942)	(739)	(11,343)	2,942	(5,711)	(3)	(1,609)

Net change in contract owners’ equity	436	(2,039)	(494)	(12,102)	12,735	(40,130)	42	(1,850)
Contract owners’ equity at beginning of period	4,619	6,658	3,726	15,828	246,823	286,953	399	2,249

Contract owners’ equity at end of period	$5,055	4,619	3,232	3,726	259,558	246,823	441	399

CHANGE IN UNITS:
Beginning units	297	356	246	924	19,371	19,744	22	112
Units purchased	-	-	-	1,175	2,075	598	-	194
Units redeemed	-	(59)	(48)	(1,853)	(1,801)	(971)	-	(284)

Ending units	297	297	198	246	19,645	19,371	22	22

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVRRA		PMVRSA		PMVTRA		PVSTA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$16,369	67,474	2,156	3,379	55,689	35,771	34,428	3,955
Realized gain (loss) on investments	(6,092)	(10,668)	(646)	(2,220)	(53,525)	(70,676)	(5,920)	(5,882)
Change in unrealized gain (loss) on investments	11,924	(222,010)	(2,906)	255	106,126	(445,902)	19,427	(18,873)
Reinvested capital gains	-	-	-	-	-	-	-	2,097

Net increase (decrease) in contract owners’ equity resulting from operations	22,201	(165,204)	(1,396)	1,414	108,290	(480,807)	47,935	(18,703)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,084	4,278	1	-	3,636	34,955	14,193	27,158
Transfers between funds	(48,771)	(92,272)	-	-	249,585	(242,701)	27,262	(50,603)
Redemptions (notes 2, 3, and 4)	(67,266)	(99,301)	(223)	(2,933)	(204,657)	(404,266)	(40,935)	(184,004)
Adjustments to maintain reserves	(2,367)	(2,897)	(37)	(43)	(6,019)	(6,693)	(2,668)	(2,936)

Net equity transactions	(105,320)	(190,192)	(259)	(2,976)	42,545	(618,705)	(2,148)	(210,385)

Net change in contract owners’ equity	(83,119)	(355,396)	(1,655)	(1,562)	150,835	(1,099,512)	45,787	(229,088)
Contract owners’ equity at beginning of period	1,018,749	1,374,145	15,638	17,200	2,335,178	3,434,690	1,086,674	1,315,762

Contract owners’ equity at end of period	$935,630	1,018,749	13,983	15,638	2,486,013	2,335,178	1,132,461	1,086,674

CHANGE IN UNITS:
Beginning units	65,112	76,222	2,042	2,403	155,785	193,450	97,331	115,924
Units purchased	3,774	10,765	-	-	26,688	18,324	21,851	15,561
Units redeemed	(10,333)	(21,875)	(31)	(361)	(23,541)	(55,989)	(21,949)	(34,154)

Ending units	58,553	65,112	2,011	2,042	158,932	155,785	97,233	97,331

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROCMC		ROCSC		TAVV		VWBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,095)	(3,301)	(1,879)	(4,526)	6,610	636	4,034	4,360
Realized gain (loss) on investments	(4,653)	9,124	1,488	(5,030)	111,566	46,054	(5,326)	(24,127)
Change in unrealized gain (loss) on investments	48,700	(166,452)	72,135	(67,967)	(95,413)	28,785	14,181	(92)
Reinvested capital gains	-	78,567	48,361	8,999	45,813	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,952	(82,062)	120,105	(68,524)	68,576	75,475	12,889	(19,859)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	11,427	(1,414)	(258)	(1,385)	1	34,454
Transfers between funds	(3,588)	(30,732)	(7,304)	(1,049)	114,886	54,542	(5,158)	4,767
Redemptions (notes 2, 3, and 4)	(8,926)	(17,740)	(21,276)	(75,978)	(129,309)	(46,093)	(16,644)	(122,430)
Adjustments to maintain reserves	(622)	(660)	(1,306)	(1,306)	(1,971)	(1,436)	(337)	(405)

Net equity transactions	(13,135)	(49,132)	(18,459)	(79,747)	(16,652)	5,628	(22,138)	(83,614)

Net change in contract owners’ equity	27,817	(131,194)	101,646	(148,271)	51,924	81,103	(9,249)	(103,473)
Contract owners’ equity at beginning of period	240,526	371,720	503,841	652,112	586,886	505,783	142,884	246,357

Contract owners’ equity at end of period	$268,343	240,526	605,487	503,841	638,810	586,886	133,635	142,884

CHANGE IN UNITS:
Beginning units	6,972	8,233	13,008	15,061	22,175	21,860	8,768	13,861
Units purchased	519	644	656	1,709	43,634	11,221	898	7,573
Units redeemed	(844)	(1,905)	(1,063)	(3,762)	(45,529)	(10,906)	(2,194)	(12,666)

Ending units	6,647	6,972	12,601	13,008	20,280	22,175	7,472	8,768

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWEM		VWHA		JNMVA1		JNMVA5
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,363	(8,909)	6,135	1,971	-	-	-	-
Realized gain (loss) on investments	(123,534)	(9,433)	(2,985)	74,297	-	-	-	-
Change in unrealized gain (loss) on investments	168,559	(461,487)	(23,715)	(66,111)	-	-	-	-
Reinvested capital gains	-	176,989	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,388	(302,840)	(20,565)	10,157	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	14	(4)	(1,093)	4,199	(21)	-	-	-
Transfers between funds	-	(7,665)	(31,897)	124,420	128,700	236,360	(1,163)	151,751
Redemptions (notes 2, 3, and 4)	(212,243)	(17,890)	(16,591)	(37,149)	(104,826)	(229,194)	(13,217)	(26,052)
Adjustments to maintain reserves	(2,113)	(2,292)	(975)	(1,077)	1	1	-	-

Net equity transactions	(214,342)	(27,851)	(50,556)	90,393	23,854	7,167	(14,380)	125,699

Net change in contract owners’ equity	(149,954)	(330,691)	(71,121)	100,550	23,854	7,167	(14,380)	125,699
Contract owners’ equity at beginning of period	876,720	1,207,411	433,677	333,127	1,881,856	1,874,689	297,714	172,015

Contract owners’ equity at end of period	$726,766	876,720	362,556	433,677	1,905,710	1,881,856	283,334	297,714

CHANGE IN UNITS:
Beginning units	32,367	33,209	15,267	12,522	-	-	-	-
Units purchased	9,759	259	516	21,583	-	-	-	-
Units redeemed	(17,315)	(1,101)	(2,346)	(18,838)	-	-	-	-

Ending units	24,811	32,367	13,437	15,267	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account F (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account comprises two separate accounts. One account, also named Jefferson National Life Annuity Account F, services the variable annuity portion of the contract and is registered under the Investment Company Act of 1940 as a unit investment trust. The other account, Jefferson National Life Interest Adjustment Account (IAA), offers interest adjustment account investment options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date the amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options or the interest adjustment option. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

3 Year Account (JNMVA3)*

5 Year Account (JNMVA5)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)	6/13/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	7/12/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
LZRUSM	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	9/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMRI	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023
PMVGBA	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts, interest adjustment accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of expenses. This charge excludes the optional guaranteed minimum income benefit rider. For contracts with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,309,876 and $1,418,369 for the years ended December 31, 2023 and 2022, respectively. The administrative fees were $261,975 and $283,672 for the years ended December 31, 2023 and 2022, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $60, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Sales and administrative charges were $95,592 and $137,655 for the years ended December 31, 2023 and 2022, respectively. The Interest Adjustment Account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There were adjustments of $0 and $0 for the years ended December 31, 2023 and 2022, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $791,105 and $1,804,338, respectively, and total transfers from the Separate Account to the fixed account were $1,154,073 and $2,504,986, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts, excluding the interest adjustment accounts, are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$74,880	$76,078
AASCO	23,353	167,794
ALCAI2	361,451	768,729
ALCGI2	247,653	356,280
ALMGI2	66,783	422,557
SVDF	26,923	547,747
SVOF	319,096	355,021
ACVB	380,934	278,709
ACVI	41,018	136,830
ACVIG	44,501	240,674
ACVIP2	109,622	85,645
ACVV	316,209	399,897
PIHYB2	967	332
PIVEI2	124,193	134,724
PIVF2	8,776	52,559
PIVMV2	85,075	90,599
DSIF	572,110	1,777,899
DSRG	178,313	378,541
DVSCS	82,515	95,217
CLVGT2	590,800	743,069
FHIB	18,752	14,763
FVU2	16,748	163,802
GVRUGM	11,413	17,989
RAF	1	13
RBF	9,833	140,855
RBKF	13,543	19,314
RBMF	22,940	56,645
RCPF	25,209	100,650
RELF	12,839	518
RENF	407,204	1,133,844
RESF	15,301	14,154
RFSF	630,013	646,535
RHCF	191,821	191,864
RINF	3,037	2,149
RJNF	-	2
RLCE	13,087	16,597
RLCJ	439	3,038
RMED	570	7,836
RMEK	106,961	115,947
RNF	-	93,057
ROF	145,201	116,665
RPMF	25,642	15,070
RREF	12,607	77,086
RRF	2	11,266
RSRF	5,356	12,747
RTEC	101,640	12,821
RTEL	2,672	4,026
RTF	396,334	220,928
RTRF	3,552	4,079

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

RUF	107,028	411,805
RUGB	8,885	20,523
RUTL	17,814	51,752
RVF	1,182,691	1,251,172
RVIDD	-	4
RVLCG	23,872	126,328
RVLCV	15,795	50,632
RVLDD	369	18,412
RVMCG	20,871	38,577
RVMCV	373,933	400,882
RVSCG	1,280	36,326
RVSCV	10,627	17,926
AVGI	18,609	73,119
AVHY1	98,938	118,860
IVDDI	84,352	147,755
IVGMMI	1,448,400	1,833,594
IVHS	7,519	87,597
IVMCC2	8,213	34,034
IVRE	8,313	67,920
IVT	14,662	10,207
JAEI	724,539	996,575
JAGRIN	236,423	493,749
JAIG	43,136	76,668
JARIN	239,598	1,165,540
LZREMS	29,148	57,691
LZRIES	13,206	40,490
LZRUSM	17,723	175,290
LPVCAI	10,069	4,439
LPVCII	50,555	160,068
LVCLGI	220,297	241,664
SBVHY	5	1
LOVCDG	11,155	4,452
LOVGI	106,616	276,186
GVEXD	60,603	6,415
NVLCPY	20,823	132
AMCG	5,384	44,117
AMRI	97,411	134,185
AMSRS	23,302	139,077
AMTB	52,609	68,750
NOVPDI	63,371	289,916
NOVPM	2,673	148,208
PMVAAA	8,422	69,956
PMVEBA	268	70
PMVFHA	168	782
PMVGBA	33,271	24,869
PMVHYA	23	5
PMVRRA	35,111	124,062
PMVRSA	2,338	442
PMVTRA	422,669	324,434
PVSTA	265,311	233,030
ROCMC	4,964	21,194
ROCSC	63,719	35,695
TAVV	1,205,946	1,170,175
VWBF	15,749	33,854
VWEM	29,922	224,901
VWHA	15,477	59,899

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	1.50%			12,228	$37.10			$453,661	1.47%	10.36%
2022	1.50%			13,246	33.62			445,266	1.29%	-5.62%
2021	1.50%			14,657	35.62			522,033	0.74%	26.25%
2020	1.50%			11,986	28.21			338,136	1.64%	1.19%
2019	1.50%			11	27.88			311	1.24%	-0.63%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	1.50%			30,521	32.56			993,766	0.00%	14.76%
2022	1.50%			34,791	28.37			987,083	0.00%	-38.94%
2021	1.50%	to	1.80%	38,285	46.46	to	55.26	1,779,036	0.00%	-7.74%	to	-7.46%
2020	1.50%	to	1.80%	41,662	50.21	to	59.89	2,090,405	1.05%	64.17%	to	64.67%
2019	1.50%	to	1.80%	47	30.49	to	36.48	1,428	0.00%	12.50%	to	12.84%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	1.50%			94,865	100.68			9,551,205	0.00%	41.01%
2022	1.50%			98,325	71.40			7,020,633	0.00%	-37.47%
2021	1.50%			108,873	114.18			12,416,587	0.00%	17.35%
2020	1.50%			120,233	97.30			11,698,652	0.00%	39.65%
2019	1.50%			150	69.68			10,428	0.00%	18.44%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2023	1.50%			90,505	50.00			4,525,685	0.00%	30.70%
2022	1.50%			91,669	38.26			3,507,169	0.00%	-39.57%
2021	1.50%			99,759	63.31			6,315,610	0.00%	10.18%
2020	1.50%			122,247	57.46			7,024,448	0.18%	64.55%
2019	1.50%	to	1.80%	137	29.11	to	34.92	4,773	0.00%	25.16%	to	25.53%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2023	1.50%			46,629	54.02			2,518,706	0.00%	21.35%
2022	1.50%			53,136	44.51			2,365,295	0.00%	-37.02%
2021	1.50%	to	1.80%	61,507	41.89	to	70.68	4,347,150	0.00%	2.34%	to	2.65%
2020	1.50%	to	1.80%	65,390	40.93	to	68.86	4,498,938	0.00%	61.70%	to	62.18%
2019	1.50%	to	1.80%	75	25.31	to	42.46	3,167	0.00%	52.21%	to	52.66%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	1.50%			63,170	45.17			2,837,882	0.00%	18.36%
2022	1.50%			74,391	38.17			2,839,146	0.00%	-38.77%
2021	1.50%			76,843	62.33			4,790,026	0.00%	-6.46%
2020	1.50%			87,515	66.64			5,831,772	0.00%	60.23%
2019	1.50%			106	41.59			4,377	0.00%	36.95%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	1.50%			40,311	67.17			2,707,840	0.00%	24.62%
2022	1.50%			43,871	53.90			2,364,760	0.00%	-21.98%
2021	1.50%			47,849	69.09			3,304,197	0.04%	22.92%
2020	1.50%			55,173	56.21			3,101,200	0.44%	19.20%
2019	1.50%	to	1.80%	59	32.79	to	47.15	2,800	0.29%	29.12%	to	29.51%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	1.50%			81,425	25.15			2,028,354	1.94%	14.68%
2022	1.50%			78,023	21.93			1,710,833	1.18%	-18.50%
2021	1.50%			93,588	26.90			2,517,838	0.72%	14.05%
2020	1.50%			101,741	23.59			2,400,056	1.20%	10.85%
2019	1.50%			104	21.28			2,204	1.55%	3.97%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	1.50%			23,215	23.20			538,661	1.39%	10.90%
2022	1.50%			27,532	20.92			576,051	1.54%	-25.87%
2021	1.50%			33,281	28.23			939,378	0.16%	7.13%
2020	1.50%			36,402	26.35			959,091	0.49%	24.01%
2019	1.50%			40	16.46	to	21.25	850	0.91%	22.45%	to	22.81%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	1.50%			48,205	36.55			1,760,298	1.53%	7.04%
2022	1.50%			54,017	34.15			1,844,424	1.75%	-14.03%
2021	1.50%			59,494	39.72			2,363,052	1.07%	21.81%
2020	1.50%			64,205	32.61			2,093,537	1.95%	10.14%
2019	1.50%	to	1.80%	75	25.92	to	29.60	2,180	2.06%	26.48%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	1.50%			19,010	13.68			260,105	3.22%	1.86%
2022	1.50%			17,265	13.43			231,906	5.75%	-14.37%
2021	1.50%			18,833	15.69			295,424	3.14%	4.69%
2020	1.50%			19,296	14.98			289,135	1.34%	7.92%
2019	1.50%	to	1.80%	23	13.25	to	13.88	325	2.33%	19.27%	to	19.63%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	1.50%			55,326	49.38			2,731,866	2.36%	7.48%
2022	1.50%			62,243	45.94			2,859,554	2.07%	-0.95%
2021	1.50%			71,036	46.38			3,294,882	1.74%	22.66%
2020	1.50%			74,285	37.82			2,804,177	2.29%	-0.53%
2019	1.50%	to	1.80%	86	20.34	to	38.02	3,253	2.08%	20.51%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2023	1.50%			1,009	19.04			19,222	5.33%	9.36%
2022	1.50%			1,013	17.41			17,634	4.83%	-12.75%
2021	1.50%			1,377	19.96			27,470	4.87%	3.88%
2020	1.50%			1,383	19.21			26,569	5.16%	0.46%
2019	1.50%			6	19.12			118	4.66%	37.67%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2023	1.50%			22,862	31.89			729,145	1.65%	5.58%
2022	1.50%			25,168	30.21			760,259	1.49%	-9.31%
2021	1.50%			30,818	33.31			1,026,479	1.23%	23.47%
2020	1.50%			33,140	26.98			894,041	2.39%	-1.75%
2019	1.50%			39	22.12	to	27.46	1,077	2.38%	20.64%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2023	1.50%			4,548	37.27			169,513	0.57%	26.67%
2022	1.50%			6,122	29.42			180,148	0.37%	-20.87%
2021	1.50%			8,695	37.19			323,322	0.09%	25.75%
2020	1.50%			8,011	29.57			236,904	0.49%	22.11%
2019	1.50%			9	24.22			218	0.75%	10.90%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2023	1.50%			6,299	27.23			171,517	1.96%	10.54%
2022	1.50%			7,495	24.63			184,641	1.38%	-7.28%
2021	1.50%			5,776	26.57			153,482	0.75%	27.45%
2020	1.50%			6,108	20.85			127,340	1.00%	0.35%
2019	1.50%			5	20.77			108	1.09%	18.88%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	1.50%			157,073	49.16			7,722,058	1.41%	24.06%
2022	1.50%			190,015	39.63			7,529,887	1.32%	-19.53%
2021	1.50%			217,574	49.25			10,714,884	1.13%	26.50%
2020	1.50%			247,084	38.93			9,398,815	1.56%	16.25%
2019	1.50%	to	1.80%	271	30.65	to	33.49	9,084	1.70%	22.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	1.50%			31,330	36.75			1,151,396	0.78%	21.98%
2022	1.50%			41,684	30.13			1,255,834	0.53%	-24.02%
2021	1.50%			44,709	39.65			1,772,813	0.76%	25.11%
2020	1.50%			50,428	31.69			1,526,176	1.08%	22.30%
2019	1.50%			58	25.92			1,510	1.48%	18.07%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	1.50%			18,891	38.78			732,602	1.06%	13.67%
2022	1.50%			20,271	34.12			691,579	0.93%	-17.89%
2021	1.50%			24,913	41.55			1,035,091	0.69%	24.27%
2020	1.50%			26,412	33.44			883,088	0.95%	8.99%
2019	1.50%			24	30.68			735	0.83%	27.41%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2023	1.50%			57,941	46.50			2,694,365	0.00%	42.72%
2022	1.50%			64,598	32.58			2,104,777	0.00%	-32.87%
2021	1.50%			78,799	48.54			3,824,793	0.28%	36.62%
2020	1.50%			85,055	35.53			3,021,806	0.00%	43.63%
2019	1.50%	to	1.80%	90	24.74	to	50.76	2,230	0.00%	44.84%	to	45.27%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2023	1.50%			12,724	26.36			335,175	5.86%	11.04%
2022	1.50%			13,129	23.74			311,468	5.74%	-13.09%
2021	1.50%			17,460	27.31			476,839	5.13%	3.29%
2020	1.50%			21,215	26.44			560,965	5.97%	4.02%
2019	1.50%	to	1.80%	24	22.70	to	25.42	611	6.07%	4.91%	to	5.22%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	1.50%			26,548	20.47			543,364	2.09%	7.07%
2022	1.50%			34,245	19.12			654,627	1.91%	-15.04%
2021	1.50%			35,640	22.50			801,874	1.81%	16.75%
2020	1.50%			40,283	19.27			776,318	2.51%	-0.57%
2019	1.50%			44	19.38			847	2.17%	56.91%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2023	1.50%			34,303	8.69			298,244	3.62%	2.15%
2022	1.50%			35,814	8.51			304,820	0.71%	-0.76%
2021	1.50%			37,998	8.58			325,889	0.00%	-1.49%
2020	1.50%			40,191	8.71			349,908	0.07%	-1.42%
2019	1.50%			43	8.83			376	0.87%	17.24%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2023	1.50%			375	0.30			113	0.68%	-32.87%
2022	1.50%			415	0.45			187	0.00%	32.84%
2021	1.50%			455	0.34			154	0.00%	-26.57%
2020	1.50%			504	0.46			233	0.91%	-38.92%
2019	1.50%	to	1.80%	1	0.72	to	0.76	-	0.63%	-29.30%	to	-29.08%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	1.50%			20,924	39.99			836,681	0.00%	3.97%
2022	1.50%			24,351	38.46			936,552	0.00%	-14.60%
2021	1.50%			25,381	45.04			1,143,089	0.00%	-0.09%
2020	1.50%			26,060	45.08			1,174,697	0.00%	19.51%
2019	1.50%	to	1.80%	31	35.99	to	37.72	1,184	0.00%	20.81%	to	21.17%
Rydex Variable Trust - Banking Fund (RBKF)
2023	1.50%			5,383	8.48			45,624	1.07%	1.44%
2022	1.50%			6,051	8.36			50,558	1.52%	-18.25%
2021	1.50%			5,380	10.22			54,988	1.10%	31.51%
2020	1.50%			5,225	7.77			40,608	0.97%	-9.83%
2019	1.50%			5	8.62			43	0.84%	27.04%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2023	1.50%			2,743	30.22			72,609	0.00%	7.35%
2022	1.50%			3,832	28.15			107,842	0.55%	-10.99%
2021	1.50%			2,717	31.62			85,926	0.60%	21.11%
2020	1.50%			2,753	26.11			71,881	1.47%	17.97%
2019	1.50%	to	1.80%	4	21.12	to	22.13	91	0.00%	30.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Consumer Products Fund (RCPF)
2023	1.50%			6,325	30.12			190,522	1.43%	-4.74%
2022	1.50%			8,764	31.62			277,121	0.66%	-2.38%
2021	1.50%			6,994	32.39			226,557	0.78%	8.97%
2020	1.50%			7,482	29.72			222,401	0.92%	5.97%
2019	1.50%			9	28.05			250	0.96%	11.82%
Rydex Variable Trust - Electronics Fund (RELF)
2023	1.50%			888	49.33			43,794	0.00%	52.45%
2022	1.50%			609	32.36			19,705	0.00%	-33.70%
2021	1.50%			611	48.81			29,844	0.00%	36.20%
2020	1.50%			596	35.84			21,359	0.00%	53.64%
2019	1.50%			1	23.32			14	0.00%	33.86%
Rydex Variable Trust - Energy Fund (RENF)
2023	1.50%			23,870	16.68			398,255	3.44%	0.10%
2022	1.50%			68,523	16.67			1,142,091	1.37%	46.09%
2021	1.50%			33,281	11.41			378,930	0.54%	48.22%
2020	1.50%			10,250	7.70			78,897	1.11%	-35.16%
2019	1.50%	to	1.80%	16	11.32	to	11.87	190	0.21%	23.18%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	1.50%			22,203	5.84			128,046	0.00%	2.89%
2022	1.50%			21,818	5.67			123,781	0.00%	40.45%
2021	1.50%			4,726	4.04			19,092	0.25%	15.76%
2020	1.50%			6,686	3.49			23,331	0.80%	-38.27%
2019	1.50%	to	1.80%	7	5.39	to	5.65	38	0.00%	0.08%	to	0.38%
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	1.50%			4,443	16.55			73,525	0.00%	12.21%
2022	1.50%			5,174	14.75			76,296	0.27%	-19.33%
2021	1.50%			30,081	18.28			549,922	0.22%	33.25%
2020	1.50%			3,675	13.72			50,419	0.95%	-1.59%
2019	1.50%			11	13.94			151	0.72%	33.50%
Rydex Variable Trust - Health Care Fund (RHCF)
2023	1.50%			5,777	38.29			221,192	0.00%	3.47%
2022	1.50%			6,023	37.01			222,889	0.00%	-13.31%
2021	1.50%			6,862	42.69			292,937	0.00%	17.07%
2020	1.50%			5,244	36.46			191,221	0.00%	16.91%
2019	1.50%	to	1.80%	10	29.76	to	31.19	316	0.00%	25.13%
Rydex Variable Trust - Internet Fund (RINF)
2023	1.50%			1,624	41.50			67,415	0.00%	45.20%
2022	1.50%			1,585	28.58			45,311	0.00%	-45.66%
2021	1.50%			1,722	52.60			90,607	0.00%	-6.08%
2020	1.50%			2,437	56.01			136,486	0.00%	57.83%
2019	1.50%			1	35.49			25	0.00%	27.99%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	1.50%			23	2.52			59	0.00%	2.69%
2022	1.50%			23	2.45			58	0.00%	44.04%
2021	1.50%			23	1.70			40	0.00%	-0.53%
2020	1.50%			31	1.71			53	0.28%	-22.26%
2019	1.50%	to	1.80%	-	2.09	to	2.20	-	0.00%	18.85%	to	19.20%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	1.50%			587	12.68			7,441	0.34%	18.31%
2022	1.50%			848	10.72			9,083	0.00%	-14.37%
2021	1.50%			899	12.51			11,249	0.22%	16.95%
2020	1.50%			1,518	10.70			16,244	1.95%	-1.26%
2019	1.50%	to	1.80%	2	10.34	to	10.84	22	1.01%	27.12%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2023	1.50%			1,918	17.26			33,099	0.05%	32.47%
2022	1.50%			2,042	13.03			26,603	0.00%	-43.84%
2021	1.50%			2,063	23.20			47,859	0.00%	-15.37%
2020	1.50%			2,471	27.41			67,735	1.09%	38.37%
2019	1.50%	to	1.80%	3	18.90	to	19.81	55	1.49%	30.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Leisure Fund (RLF)
2020	1.50%			364	32.27			11,747	0.00%	19.21%
2019	1.50%			-	27.07			10	0.13%	12.68%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2023	1.50%			4,292	72.78			312,392	0.00%	17.07%
2022	1.50%			4,333	62.16			269,347	0.00%	-24.34%
2021	1.50%			4,881	82.16			401,030	0.00%	33.24%
2020	1.50%			5,309	61.67			327,392	0.90%	9.04%
2019	1.50%	to	1.80%	6	37.10	to	56.55	361	1.05%	24.56%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2023	1.50%			1,119	48.54			54,306	0.00%	18.00%
2022	1.50%			1,123	41.13			46,202	0.00%	-34.45%
2021	1.50%	to	1.80%	1,271	38.87	to	62.75	78,984	0.05%	16.88%	to	17.23%
2020	1.50%	to	1.80%	1,883	33.26	to	53.53	100,120	0.00%	17.90%	to	18.25%
2019	1.50%	to	1.80%	2	28.21	to	45.26	100	0.00%	-4.29%
Rydex Variable Trust - Nova Fund (RNF)
2023	1.50%			21,514	53.39			1,148,720	0.00%	33.07%
2022	1.50%			23,134	40.13			928,249	0.43%	-31.30%
2021	1.50%			23,609	58.41			1,378,973	0.36%	40.07%
2020	1.50%			25,563	41.70			1,065,977	0.88%	18.24%
2019	1.50%	to	1.80%	32	35.27	to	35.66	1,138	1.11%	30.38%	to	30.77%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	1.50%			19,522	98.66			1,926,074	0.00%	50.95%
2022	1.50%			18,928	65.36			1,237,132	0.00%	-35.12%
2021	1.50%			21,542	100.74			2,170,195	0.00%	23.67%
2020	1.50%			31,107	81.46			2,533,895	0.29%	42.80%
2019	1.50%	to	1.80%	32	42.52	to	57.04	1,835	0.13%	2.14%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	1.50%			7,571	11.04			83,587	0.33%	2.28%
2022	1.50%			6,684	10.79			72,148	0.54%	-12.41%
2021	1.50%			4,925	12.32			60,688	1.63%	-10.54%
2020	1.50%			23,005	13.78			316,902	5.67%	32.30%
2019	1.50%	to	1.80%	31	9.93	to	10.41	318	0.00%	15.01%
Rydex Variable Trust - Real Estate Fund (RREF)
2023	1.50%			4,310	21.34			91,992	1.53%	8.68%
2022	1.50%			7,726	19.64			151,724	0.71%	-28.48%
2021	1.50%			7,039	27.46			193,261	0.58%	32.08%
2020	1.50%			9,503	20.79			197,546	2.98%	-7.22%
2019	1.50%	to	1.80%	8	21.38	to	22.41	174	2.02%	24.01%
Rydex Variable Trust - Retailing Fund (RRF)
2022	1.50%			371	29.05			10,775	0.00%	-27.61%
2021	1.50%			403	40.14			16,162	0.00%	10.09%
2020	1.50%			748	36.46			27,271	0.00%	41.53%
2019	1.50%			1	25.76			19	0.00%	6.27%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2023	1.50%			3,250	21.47			63,662	0.27%	11.08%
2022	1.50%			3,559	19.33			68,785	0.46%	-15.66%
2021	1.50%			4,252	22.92			97,442	0.60%	21.96%
2020	1.50%			4,336	18.79			81,475	0.87%	3.37%
2019	1.50%			5	18.18			93	0.63%	28.18%
Rydex Variable Trust - Technology Fund (RTEC)
2023	1.50%			7,256	48.44			351,497	0.00%	46.80%
2022	1.50%			5,167	33.00			170,509	0.00%	-37.20%
2021	1.50%			5,802	52.54			304,873	0.00%	18.71%
2020	1.50%			8,449	44.26			373,981	0.00%	47.03%
2019	1.50%	to	1.80%	9	28.72	to	30.11	274	0.00%	4.54%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2023	1.50%			2,849	11.06			31,504	0.88%	4.72%
2022	1.50%			2,947	10.56			31,117	0.62%	-26.95%
2021	1.50%			3,355	14.46			48,501	0.73%	7.36%
2020	1.50%			3,440	13.47			46,323	0.73%	7.86%
2019	1.50%	to	1.80%	6	11.91	to	12.48	78	0.00%	5.41%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2023	1.50%			32,106	66.18			2,124,825	0.09%	42.89%
2022	1.50%			28,723	46.32			1,330,365	0.00%	-40.67%
2021	1.50%			32,559	78.07			2,541,705	0.00%	55.93%
2020	1.50%			33,094	50.06			1,656,787	0.59%	16.34%
2019	1.50%	to	1.80%	34	41.05	to	43.03	1,466	0.00%	1.27%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	1.50%			1,322	35.07			46,371	0.00%	22.64%
2022	1.50%			1,324	28.60			37,863	0.00%	-35.99%
2021	1.50%			1,353	44.68			60,431	0.00%	20.36%
2020	1.50%			1,443	37.12			53,569	0.16%	38.53%
2019	1.50%			2	26.80			54	0.00%	17.77%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2023	1.50%			8,855	0.62			5,496	0.60%	-16.22%
2022	1.50%			423,959	0.74			314,068	0.00%	14.86%
2021	1.50%			9,030	0.64			5,824	0.00%	-25.57%
2020	1.50%			36,517	0.87			31,642	1.33%	-26.14%
2019	1.50%			13	1.17			15	1.17%	29.63%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2023	1.50%			5,373	11.94			64,142	2.88%	-2.51%
2022	1.50%			6,376	12.25			78,069	1.92%	-41.71%
2021	1.50%			7,040	21.01			147,903	0.36%	-8.87%
2020	1.50%			8,729	23.05			201,228	0.12%	20.15%
2019	1.50%	to	1.80%	8	19.19	to	19.27	145	1.18%	33.47%
Rydex Variable Trust - Utilities Fund (RUTL)
2023	1.50%			5,297	28.00			148,163	1.58%	-8.51%
2022	1.50%			6,477	30.60			188,438	0.92%	-0.46%
2021	1.50%			7,560	30.74			232,406	1.52%	12.82%
2020	1.50%			11,008	27.25			299,949	1.74%	-6.54%
2019	1.50%			11	29.16			323	0.22%	16.90%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2023	1.50%			7,311	270.22			1,975,534	0.00%	112.93%
2022	1.50%			7,307	126.91			927,325	0.00%	-61.62%
2021	1.50%			10,261	330.68			3,393,066	0.00%	51.17%
2020	1.50%			11,884	218.75			2,599,643	0.24%	84.09%
2019	1.50%			16	118.83			1,870	0.16%	20.67%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2023	1.50%			430	0.06			24	0.19%	-19.47%
2022	1.50%			460	0.07			32	0.00%	3.51%
2021	1.50%			491	0.07			33	0.00%	-36.29%
2020	1.50%			529	0.11			57	0.62%	-46.57%
2019	1.50%	to	1.80%	1	0.19	to	0.20	-	0.00%	16.38%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2023	1.50%			49	0.60			29	0.00%	-12.55%
2022	1.50%			49	0.68			34	0.00%	15.62%
2021	1.50%			49	0.59			29	0.00%	-19.70%
2020	1.50%			49	0.74			36	0.75%	-31.84%
2019	1.50%	to	1.80%	-	1.03	to	1.08	-	0.71%	23.21%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	1.50%			13,589	33.75			458,641	0.00%	4.89%
2022	1.50%			16,532	32.18			532,011	0.00%	-29.42%
2021	1.50%			16,949	45.59			772,753	0.00%	25.69%
2020	1.50%			12,477	36.27			452,591	0.00%	25.43%
2019	1.50%			22	28.92			640	0.00%	10.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	1.50%			8,086	28.30			228,815	1.57%	4.71%
2022	1.50%			9,414	27.03			254,422	0.96%	-4.00%
2021	1.50%			8,958	28.15			252,192	0.63%	30.35%
2020	1.50%			9,305	21.60			200,963	1.76%	-11.89%
2019	1.50%			13	24.51			325	0.79%	9.77%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	1.50%			1,934	63.65			123,119	0.31%	21.73%
2022	1.50%			2,255	52.28			117,906	0.00%	-21.67%
2021	1.50%			2,263	66.75			151,084	0.00%	38.51%
2020	1.50%			2,270	48.19			109,397	0.57%	0.22%
2019	1.50%	to	1.80%	4	45.91	to	48.09	198	0.68%	23.23%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2023	1.50%			7,245	33.36			241,731	0.00%	12.98%
2022	1.50%			7,717	29.53			227,889	0.00%	-23.77%
2021	1.50%			8,725	38.74			338,031	0.00%	10.54%
2020	1.50%			9,702	35.05			340,038	0.00%	28.52%
2019	1.50%			10	27.27			279	0.00%	13.02%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2023	1.50%			4,268	37.38			159,557	0.00%	25.93%
2022	1.50%			4,881	29.69			144,906	0.88%	-6.63%
2021	1.50%			8,817	31.79			280,341	0.07%	29.30%
2020	1.50%			8,394	24.59			206,404	0.41%	5.82%
2019	1.50%			9	23.24			213	0.00%	6.82%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2023	1.50%			3,803	28.51			108,448	0.08%	15.73%
2022	1.50%			5,135	24.64			126,529	0.00%	-30.94%
2021	1.50%			5,525	35.68			197,113	0.00%	17.39%
2020	1.50%			4,431	30.39			134,679	0.00%	14.03%
2019	1.50%			6	26.65			156	0.00%	6.74%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2023	1.50%			8,462	25.34			214,398	0.00%	19.27%
2022	1.50%			8,642	21.24			183,591	0.00%	-9.60%
2021	1.50%			8,984	23.50			211,141	0.00%	41.28%
2020	1.50%			9,924	16.63			165,080	0.00%	-7.37%
2019	1.50%			10	17.96			184	0.33%	13.06%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2023	1.50%			22,859	28.05			641,089	0.70%	21.53%
2022	1.50%			25,308	23.08			584,001	0.86%	-21.73%
2021	1.50%			29,701	29.48			875,640	0.66%	25.84%
2020	1.50%			30,920	23.43			724,414	1.33%	12.16%
2019	1.50%			35	13.94	to	20.89	726	0.96%	26.51%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2023	1.50%			37,274	21.10			786,349	5.23%	8.54%
2022	1.50%			39,735	19.44			772,311	4.33%	-10.90%
2021	1.50%			53,346	21.81			1,163,703	4.92%	2.83%
2020	1.50%			51,649	21.21			1,095,235	5.83%	1.78%
2019	1.50%	to	1.80%	56	13.11	to	20.84	1,175	5.90%	29.08%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2023	1.50%			14,511	25.22			365,973	1.87%	7.43%
2022	1.50%			18,466	23.48			433,530	1.95%	-3.14%
2021	1.50%			14,549	24.24			352,653	2.08%	17.12%
2020	1.50%			17,322	20.69			358,476	2.84%	-1.35%
2019	1.50%			19	16.23	to	20.98	408	3.01%	26.18%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2023	1.50%			676,785	9.36			6,322,878	4.75%	3.30%
2022	1.50%			741,671	9.06			6,679,598	1.45%	-0.05%
2021	1.50%	to	1.80%	658,076	8.80	to	9.06	5,961,834	0.01%	-1.78%	to	-1.48%
2020	1.50%	to	1.80%	696,560	8.96	to	9.20	6,342,121	0.28%	-1.50%	to	-1.20%
2019	1.50%	to	1.80%	646	9.10	to	9.31	6,002	1.89%	-1.85%	to	-1.55%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2023	1.50%			11,475	32.41			371,836	0.00%	1.49%
2022	1.50%			13,869	31.93			442,814	0.00%	-14.61%
2021	1.50%			14,332	37.39			535,862	0.21%	10.63%
2020	1.50%			14,797	33.80			500,112	0.32%	12.76%
2019	1.50%			16	29.97			487	0.04%	25.14%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	1.50%			8,693	35.90			312,049	0.04%	12.45%
2022	1.50%			9,337	31.92			298,086	0.07%	-15.73%
2021	1.50%			10,683	37.88			404,694	0.26%	21.04%
2020	1.50%			9,865	31.30			308,748	0.48%	7.32%
2019	1.50%			10	29.16			292	0.21%	20.39%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	1.50%			9,626	32.61			313,947	1.48%	7.43%
2022	1.50%			11,532	30.36			350,100	2.73%	-26.05%
2021	1.50%			14,088	41.05			577,044	2.75%	23.84%
2020	1.50%			14,124	33.15			468,231	4.66%	-13.62%
2019	1.50%	to	1.80%	19	21.20	to	38.38	742	4.63%	23.37%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2023	1.50%			5,192	23.01			119,476	0.00%	44.76%
2022	1.50%			4,923	15.90			78,256	0.00%	-40.84%
2021	1.50%			5,829	26.87			156,650	0.00%	12.71%
2020	1.50%			4,883	23.84			116,422	0.00%	43.94%
2019	1.50%			5	16.56			75	0.00%	12.58%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	1.50%			119,037	75.21			8,953,368	0.16%	16.32%
2022	1.50%			129,784	64.66			8,366,458	0.20%	-17.19%
2021	1.50%			143,353	78.09			11,185,573	0.32%	15.09%
2020	1.50%			156,697	67.85			10,629,772	0.07%	17.70%
2019	1.50%			180	40.84	to	57.65	10,320	0.20%	14.70%	to	15.04%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2023	1.50%			152,214	32.97			5,018,245	0.92%	24.90%
2022	1.50%			164,694	26.40			4,341,889	1.04%	-20.61%
2021	1.50%			180,933	33.25			6,015,860	0.52%	16.33%
2020	1.50%			193,790	28.58			5,526,371	0.72%	18.27%
2019	1.50%			219	24.17			5,255	1.00%	26.52%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2023	1.50%			10,328	43.55			434,032	1.52%	9.23%
2022	1.50%			11,116	39.88			443,247	1.76%	-9.96%
2021	1.50%			12,471	44.29			552,316	1.13%	11.89%
2020	1.50%			13,252	39.58			524,526	1.32%	14.57%
2019	1.50%			16	34.55			564	1.88%	20.74%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2023	1.50%			162,117	49.47			8,019,893	0.14%	41.05%
2022	1.50%			181,817	35.07			6,362,573	0.15%	-30.93%
2021	1.50%			201,045	50.78			10,209,380	0.10%	18.54%
2020	1.50%			216,809	42.84			9,282,766	0.41%	30.98%
2019	1.50%			243	32.71			7,933	0.45%	26.17%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	1.50%			9,340	30.28			282,800	4.85%	20.46%
2022	1.50%			10,681	25.14			268,493	3.33%	-16.38%
2021	1.50%			11,622	30.06			349,344	1.85%	3.90%
2020	1.50%			13,112	28.93			379,366	2.58%	-2.75%
2019	1.50%			14	29.75			428	0.87%	-37.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2023	1.50%			14,642	19.12			279,172	1.29%	14.16%
2022	1.50%			16,102	16.75			269,698	3.37%	-16.27%
2021	1.50%			20,271	20.01			405,527	0.95%	4.26%
2020	1.50%			21,036	19.19			403,643	2.24%	6.63%
2019	1.50%	to	1.80%	24	17.17	to	18.00	424	0.34%	-14.84%	to	-14.58%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2023	1.50%			19,478	44.49			854,896	0.00%	8.39%
2022	1.50%			23,056	41.05			905,831	0.00%	-16.77%
2021	1.50%			25,798	49.32			1,272,269	0.05%	18.09%
2020	1.50%			29,038	41.76			1,200,857	0.19%	5.18%
2019	1.50%	to	1.80%	31	20.44	to	39.71	1,221	0.00%	23.60%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
2023	1.50%			3,643	25.94			94,515	0.31%	22.58%
2022	1.50%			3,734	21.16			79,039	0.44%	-27.51%
2021	1.50%			5,356	29.20			156,389	0.17%	8.66%
2020	1.50%			10,130	26.87			272,198	0.82%	16.26%
2019	1.50%			11	23.11			261	0.69%	28.32%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2023	1.50%			5,904	29.48			174,033	1.69%	12.50%
2022	1.50%			10,972	26.20			287,474	1.47%	-9.47%
2021	1.50%			10,579	28.94			306,186	1.44%	24.91%
2020	1.50%			12,090	23.17			280,121	1.36%	6.07%
2019	1.50%			17	21.84			362	1.66%	31.59%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	1.50%			26,716	44.13			1,179,017	0.00%	41.89%
2022	1.50%			26,869	31.10			835,707	0.00%	-33.25%
2021	1.50%			28,564	46.60			1,331,062	0.00%	20.13%
2020	1.50%			31,943	38.79			1,239,130	0.02%	28.79%
2019	1.50%			36	30.12			1,090	0.39%	-21.80%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2023	1.50%			5	18.88			97	5.73%	8.62%
2022	1.50%			5	17.38			89	6.63%	-15.01%
2021	1.50%			88	20.45			1,791	4.35%	-0.18%
2020	1.50%			94	20.49			1,926	1.67%	5.72%
2019	1.50%			6	19.38			111	5.35%	25.53%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2023	1.50%			3,475	51.78			179,902	0.84%	14.60%
2022	1.50%			3,516	45.18			158,851	0.85%	-14.84%
2021	1.50%			3,871	53.05			203,721	0.70%	23.75%
2020	1.50%			4,314	42.87			184,937	0.95%	13.70%
2019	1.50%			6	37.70			222	1.57%	-24.06%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2023	1.50%			58,225	38.84			2,249,910	0.94%	11.51%
2022	1.50%			63,880	34.83			2,183,681	1.27%	-10.79%
2021	1.50%			72,568	39.04			2,833,274	0.95%	27.10%
2020	1.50%			87,058	30.72			2,664,967	1.68%	1.17%
2019	1.50%	to	1.80%	95	16.87	to	30.36	2,893	1.51%	36.55%	to	36.96%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2023	1.50%			5,050	11.44			57,791	1.83%	14.44%			****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2023	1.50%			2,042	10.33			21,102	6.47%	3.33%			****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	1.50%			9,296	35.83			333,067	0.00%	16.39%
2022	1.50%			10,346	30.78			318,465	0.00%	-29.79%
2021	1.50%	to	1.80%	12,430	43.84	to	55.48	545,304	0.00%	10.98%	to	11.31%
2020	1.50%	to	1.80%	12,994	39.39	to	49.99	512,121	0.00%	37.48%	to	37.90%
2019	1.50%	to	1.80%	14	28.56	to	36.36	414	0.00%	33.68%	to	34.08%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2023	1.50%			38,332	41.30			1,582,926	1.06%	9.35%
2022	1.50%			41,158	37.76			1,554,254	0.60%	-11.10%
2021	1.50%			41,380	42.48			1,756,464	0.61%	30.82%
2020	1.50%			41,763	32.47			1,355,982	1.22%	-4.07%
2019	1.50%			42	33.85			1,410	0.72%	77.82%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	1.50%			21,789	42.05			894,440	0.34%	25.02%
2022	1.50%			25,163	33.64			846,402	0.42%	-19.66%
2021	1.50%			29,988	41.87			1,250,996	0.37%	21.64%
2020	1.50%			33,280	34.42			1,145,569	0.61%	17.78%
2019	1.50%			36	29.23			1,061	0.59%	34.82%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	1.50%			77,535	12.47			966,658	4.51%	4.33%
2022	1.50%			81,243	11.95			970,868	3.35%	-6.59%
2021	1.50%			122,909	12.79			1,572,472	2.84%	-0.76%
2020	1.50%			90,758	12.89			1,170,022	2.39%	1.92%
2019	1.50%			91	12.65			1,133	1.97%	27.36%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2023	1.50%			126,267	12.44			1,571,009	1.70%	-3.05%
2022	1.50%			144,663	12.83			1,850,316	1.40%	-11.68%
2021	1.50%			161,798	14.53			2,351,042	1.26%	28.36%
2020	1.50%			181,225	11.32			1,996,866	5.60%	-8.63%
2019	1.50%			197	12.39			2,411	1.41%	32.36%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2023	1.50%			103,789	18.93			1,953,857	0.00%	18.04%
2022	1.50%			110,888	16.03			1,742,265	0.00%	-23.71%
2021	1.50%			119,921	21.02			2,520,527	0.00%	27.74%
2020	1.50%			147,640	16.45			2,407,848	0.18%	-2.67%
2019	1.50%	to	1.80%	168	16.28	to	16.91	2,837	0.77%	28.84%	to	29.23%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	1.50%			15,440	17.73			273,809	2.86%	6.54%
2022	1.50%			19,360	16.65			322,261	7.63%	-13.15%
2021	1.50%			25,803	19.17			494,572	11.10%	14.50%
2020	1.50%			26,851	16.74			449,474	5.03%	6.40%
2019	1.50%			30	15.73			475	2.91%	49.93%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2023	1.50%			297	17.00			5,055	5.70%	9.45%
2022	1.50%			297	15.53			4,619	4.80%	-16.97%
2021	1.50%			356	18.70			6,658	4.50%	-4.01%
2020	1.50%			433	19.49			8,437	4.62%	5.12%
2019	1.50%			1	18.54			17	4.42%	24.72%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	1.50%			198	16.29			3,232	2.57%	7.39%
2022	1.50%			246	15.16			3,726	1.35%	-11.49%
2021	1.50%			924	17.13			15,828	1.59%	-3.42%
2020	1.50%			955	17.74			16,941	5.97%	3.99%
2019	1.50%			1	17.06			17	1.77%	13.69%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2023	1.50%			19,645	13.21			259,351	2.25%	3.69%
2022	1.50%			19,371	12.74			246,823	1.49%	-12.33%
2021	1.50%			19,744	14.53			286,953	4.99%	-5.59%
2020	1.50%			19,388	15.39			298,445	2.48%	8.48%
2019	1.50%			21	14.19			297	2.46%	21.44%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	1.50%			22	19.59			441	5.66%	10.54%
2022	1.50%			22	17.72			399	5.04%	-11.62%
2021	1.50%			112	20.05			2,249	4.51%	2.09%
2020	1.50%			652	19.64			12,806	4.84%	4.17%
2019	1.50%			1	18.85			13	4.96%	22.62%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	1.50%			58,553	15.98			925,921	2.98%	2.13%
2022	1.50%			65,112	15.65			1,018,749	7.09%	-13.21%
2021	1.50%			76,222	18.03			1,374,145	4.98%	4.01%
2020	1.50%			73,017	17.33			1,265,556	1.42%	10.05%
2019	1.50%	to	1.80%	76	14.35	to	15.75	1,196	1.67%	32.95%	to	33.35%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	1.50%			2,011	6.95			13,983	16.07%	-9.22%
2022	1.50%			2,042	7.66			15,638	20.57%	7.00%
2021	1.50%			2,403	7.16			17,200	4.24%	31.36%
2020	1.50%			2,693	5.45			14,677	6.29%	-0.16%
2019	1.50%			4	5.46			20	4.49%	22.58%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	1.50%			158,932	15.64			2,485,888	3.56%	4.35%
2022	1.50%			155,785	14.99			2,335,058	2.59%	-15.57%
2021	1.50%			193,450	17.75			3,434,690	1.82%	-2.74%
2020	1.50%			199,221	18.25			3,636,668	2.11%	7.03%
2019	1.50%	to	1.80%	192	16.22	to	17.06	3,266	3.01%	59.62%	to	60.10%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	1.50%			97,233	11.65			1,121,844	4.47%	4.32%
2022	1.50%			97,331	11.16			1,086,674	1.59%	-1.63%
2021	1.50%			115,924	11.35			1,315,762	1.14%	-1.54%
2020	1.50%			117,691	11.53			1,356,767	1.22%	0.72%
2019	1.50%			116	11.45			1,325	2.46%	42.88%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	1.50%			6,647	40.37			268,343	0.00%	17.02%
2022	1.50%			6,972	34.50			240,526	0.00%	-23.59%
2021	1.50%			8,233	45.15			371,720	0.00%	28.05%
2020	1.50%			10,472	35.26			369,235	0.00%	21.95%
2019	1.50%	to	1.80%	13	19.00	to	28.91	368	0.00%	11.19%	to	11.53%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2023	1.50%			12,601	48.05			593,592	0.89%	24.06%
2022	1.50%			13,008	38.73			503,841	0.38%	-10.54%
2021	1.50%			15,061	43.30			649,591	1.30%	26.90%
2020	1.50%			18,619	34.12			635,282	1.02%	-8.53%
2019	1.50%	to	1.80%	20	25.97	to	37.30	735	0.65%	20.42%
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2023	1.50%			20,280	31.50			638,810	2.07%	19.02%
2022	1.50%			22,175	26.47			586,886	1.36%	14.38%
2021	1.50%			21,860	23.14			504,666	0.70%	20.25%
2020	1.50%			24,132	19.24			464,324	2.55%	-3.85%
2019	1.50%	to	1.80%	30	12.22	to	20.01	600	0.27%	10.46%	to	10.79%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	1.50%			7,472	17.88			133,635	4.24%	9.75%
2022	1.50%			8,768	16.30			142,884	3.95%	-8.31%
2021	1.50%			13,861	17.77			246,357	5.15%	-5.48%
2020	1.50%			16,208	18.80			283,612	6.80%	7.30%
2019	1.50%			22	17.52			390	0.35%	10.94%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	1.50%			24,811	29.29			726,766	3.54%	8.14%
2022	1.50%			32,367	27.09			876,720	0.28%	-25.50%
2021	1.50%			33,209	36.36			1,207,411	0.91%	-13.18%
2020	1.50%			35,176	41.88			1,473,110	2.06%	15.50%
2019	1.50%	to	1.80%	38	33.99	to	36.26	1,368	0.46%	28.27%	to	28.65%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	1.50%			13,437	26.98			359,256	2.82%	-5.02%
2022	1.50%			15,267	28.41			429,168	1.70%	6.78%
2021	1.50%			12,522	26.60			333,127	0.44%	17.15%
2020	1.50%			13,552	22.71			307,738	0.94%	17.34%
2019	1.50%	to	1.80%	14	17.36	to	19.35	274	0.00%	9.87%	to	10.20%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the year 2019 and is presented unrounded for 2020 – 2023, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 19, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2023	2022
Admitted assets
Invested assets
Bonds	$512,430	$437,698
Stocks	12,393	20,148
Mortgage loans, net of allowance	1,802	4,354
Policy loans	4,286	4,592
Cash, cash equivalents and short-term investments	10,527	52,200

Total invested assets	$541,438	$518,992
Accrued investment income	5,349	4,847
Deferred federal income tax assets, net	9,697	13,329
Current federal income tax recoverable	10,734	522
Other assets	8,437	9,196
Separate account assets	10,358,818	8,958,380

Total admitted assets	$10,934,473	$9,505,266

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$278,258	$281,545
Funds withheld and other payables on reinsurance	119,633	127,351
Asset valuation reserve	4,009	3,833
Reinsurance in unauthorized company	9,928	—
Other liabilities	21,959	15,248
Separate account liabilities	10,358,818	8,958,380

Total liabilities	$10,792,605	$9,386,357

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	503	—
Additional paid-in capital	42,165	42,165
Unassigned surplus	94,191	71,735

Total capital and surplus	$141,868	$118,909

Total liabilities, capital and surplus	$10,934,473	$9,505,266

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2023	2022	2021
Revenues
Premiums and annuity considerations	$901,655	$931,511	$1,388,558
Net investment income	22,311	17,308	16,894
Policyholder fee income	23,241	23,179	23,575
Other revenues	1,854	2,053	2,329

Total revenues	$949,061	$974,051	$1,431,356

Benefits and expenses
Benefits to policyholders and beneficiaries	$817,326	$676,536	$643,229
Decrease in reserves for future policy benefits and claims	(9,017)	(6,685)	(2,225)
Net transfers to separate accounts	104,692	272,767	758,484
Decrease in funds withheld	4,944	5,926	7,530
Other expenses	4,428	6,270	4,560

Total benefits and expenses	$922,373	$954,814	$1,411,578

Income before federal income tax (benefit) expense and net realized capital (losses) gains on investments	$26,688	$19,237	$19,778
Federal income tax (benefit) expense	(9,917)	1,957	1,954

Income before net realized capital (losses) gains on investments	$36,605	$17,280	$17,824
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of ($174), $81 and $322 in 2023, 2022 and 2021, respectively, and excluding ($1,248), $18 and $106 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(935)	(52)	150

Net income	$35,670	$17,228	$17,974

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$5,009	$—	$42,165	$34,605	$81,779

Cumulative effect of change in accounting principle	—	—	—	597	597

Balance as of January 1, 2021	$5,009	$—	$42,165	$35,202	$82,376

Net income	—	—	—	17,974	17,974
Change in asset valuation reserve	—	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	—	(229)	(229)
Change in deferred income taxes	—	—	—	2,071	2,071
Change in nonadmitted assets	—	—	—	638	638

Balance as of December 31, 2021	$5,009	$—	$42,165	$55,421	$102,595

Net income	—	—	—	17,228	17,228
Change in asset valuation reserve	—	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	—	(578)	(578)
Change in deferred income taxes	—	—	—	2,756	2,756
Change in nonadmitted assets	—	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$—	$42,165	$71,735	$118,909

Net income	—	—	—	35,670	35,670
Change in asset valuation reserve	—	—	—	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	—	—	—	1,001	1,001
Change in deferred income taxes	—	—	—	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	—	503	—	2,324	2,827
Change in liability for reinsurance in unauthorized company	—	—	—	(9,928)	(9,928)

Balance as of December 31, 2023	$5,009	503	$42,165	$94,191	$141,868

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2023	2022	2021
Cash flows from operating activities
Premiums collected, net of reinsurance	$901,655	$931,511	$1,388,558
Net investment income	21,055	15,582	16,715
Other revenue	24,983	24,197	24,947
Policy benefits and claims paid	(817,922)	(676,675)	(642,124)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,291)	(12,304)	(12,442)
Net transfers to separate accounts	(104,668)	(272,722)	(758,546)
Federal income taxes paid	(122)	(1,092)	(1,306)

Net cash provided by operating activities	$16,690	$8,497	$15,802

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$43,820	$25,470	$53,090
Mortgage loans	2,552	1,620	1,923
Other invested assets	2	—	141

Investment proceeds	$46,374	$27,090	$55,154

Cost of investments acquired
Bonds and stocks	$(111,362)	$(70,724)	$(16,971)

Investments acquired	$(111,362)	$(70,724)	$(16,971)

Net decrease in policy loans	$295	$243	$412

Net cash (used in) provided by investing activities	$(64,693)	$(43,391)	$38,595

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,745	$17,139	$9,606
Net change in borrowed money	—	(17,936)	(15,796)
Other cash provided (used)	585	(15,720)	5,384

Net cash provided by (used in) financing activities and other miscellaneous sources	$6,330	$(16,517)	$(806)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(41,673)	$(51,411)	$53,591
Cash, cash equivalents and short-term investments at beginning of year	52,200	103,611	50,020

Cash, cash equivalents and short-term investments at end of year	$10,527	$52,200	$103,611

Non-cash activities
Exchange of bond investments	$26,508	$—	$—

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

As of December 31, 2023, the Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). Prior to October 1, 2023, the Company was a wholly-owned subsidiary of Jefferson National Financial Corporation (“JNFC”), a former holding company and wholly-owned subsidiary of NLIC. Effective October 1, 2023, JNFC was merged with and into NLIC resulting in the Company becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain corporate bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in four mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 13.33% to 30.77% as of December 31, 2023. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2023, the Company has $503 of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Subsequent Events

The Company evaluated subsequent events through April 19, 2024, the date the statutory financial statements were issued.

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,189	$—	$2,189	0%
At book value less current surrender charge of 5% or more	158	—	—	158	0%
At fair value	—	—	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	—	—	278,734	3%
Not subject to discretionary withdrawal	14,906	—	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	—	—	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$—	$—	$133

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$—	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	—	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	—	(1,103)

Total, net	$43,760	$28,094	$71,854

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$197,919	$207,965
Supplemental contracts with life contingencies, net	14,454	13,440
Deposit-type contracts	65,885	60,140

Subtotal	$278,258	$281,545

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	10,358,723	8,958,260

Subtotal	$10,358,723	$8,958,260

Total annuity actuarial reserves and deposit fund liabilities, net	$10,636,981	$9,239,805

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	4,773
Accidental death benefits	—	—	8
Disability - active lives	—	—	25
Disability - disabled lives	—	—	2,976
Miscellaneous reserves	—	—	1,688

Total, gross	$85,101	$149,223	$161,754
Less: reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$—	$—	$—

December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)

Product / Transaction:
Variable annuities	$10,358,818	$—	$8,958,380	$—

Total	$10,358,818	$—	$8,958,380	$—

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2023
Premiums, considerations or deposits	$—	$897,590	$897,590

Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$10,358,723

Total reserves[1]	$2,189	$10,356,534	$10,358,723

By withdrawal characteristics:
With market value adjustment	$2,189	$—	$2,189
At fair value	—	10,356,191	10,356,191

Subtotal	$2,189	$10,356,191	$10,358,380
Not subject to discretionary withdrawal	—	343	343

Total reserves[1]	$2,189	$10,356,534	$10,358,723

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

(in thousands)	2023	December 31, 2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$897,590	$934,121	$1,384,256
Transfers from separate accounts	(795,025)	(661,634)	(628,075)

Net transfers to separate accounts	$102,565	$272,487	$756,181
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	2,321	(4,557)	2,713
Other miscellaneous adjustments not included in the general account balance	(194)	4,837	(410)

Net transfers as reported in the statutory statements of operations	$104,692	$272,767	$758,484

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$9,911	$—	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495

Total bonds	$512,430	$4,052	$23,123	$493,359

Common stocks unaffiliated	50	—	—	50
Preferred stocks unaffiliated	4,760	—	—	4,760

Total unaffiliated stocks[1]	$4,810	$—	$—	$4,810

Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

1	Excludes affiliated common stocks with a carrying value of $7,583 and $6,768 as of December 31, 2023 and 2022, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $10,241 and $11,990 as of December 31, 2023 and 2022, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value

Bonds:
Due in one year or less	$13,364	$13,223
Due after one year through five years	220,572	216,273
Due after five years through ten years	82,452	82,353
Due after ten years	108,925	100,015

Total bonds excluding loan-backed and structured securities	$425,313	$411,864
Loan-backed and structured securities	87,117	81,495

Total bonds	$512,430	$493,359

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S Government	$—	$—	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215

Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123

Preferred stocks unaffiliated	$—	$—	$789	$211	$789	$211

Total bonds and stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2023
Apartment	$561	$—	$561
Industrial	112	—	112
Office	7	—	7
Retail	1,122	—	1,122
Other	—	—	—

Total	$1,802	$—	$1,802

Weighted average ratio	34%	n/a	34%

December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 29.7% and 21.5%, respectively, in a geographic region in the U.S. and no more than 13.9% and 11.2%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2023 and 2022. The Company had no valuation allowance on mortgage loans as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Bonds	$19,917	$16,730	$16,898
Preferred stock	339	429	505
Common stock	222	67	19
Mortgage loans	169	299	415
Policy loans	270	296	293
Other	1,867	273	3

Gross investment income	$22,784	$18,094	$18,133
Interest expense	—	(218)	(675)
Investment expenses	(473)	(568)	(564)

Net investment income	$22,311	$17,308	$16,894

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $5,349 and $4,847, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Gross gains on sales	$38	$143	$1,038
Gross losses on sales	(1,320)	(96)	(460)

Net realized (losses) gains on sales	$(1,282)	$47	$578
Other-than-temporary impairments	(1,075)	—	—

Total net realized capital (losses) gains	$(2,357)	$47	$578
Tax (benefit) expense	(174)	81	322

Net realized capital (losses) gains, net of tax	$(2,183)	$(34)	$256
Less: Realized (losses) gains transferred to the IMR	(1,248)	18	106

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(935)	$(52)	$150

For the years ended December 31, 2023 and 2022, all gross realized gains and losses on sales were related to bonds. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023 and 2022:

(in thousands) December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Preferred stocks unaffiliated	$—	$4,760	$—	$4,760
Common stocks unaffiliated	—	50	—	50
Separate account assets	10,358,818	—	—	10,358,818

Assets at fair value	$10,358,818	$4,810	$—	$10,363,628

December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	—	—	1,802	1,802	1,802
Policy loans	—	—	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	—	10,527	10,527

Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	—	17,413

Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227

Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2023	2022	Change
Adjusted gross deferred tax assets	$27,337	$34,167	$(6,830)
Total deferred tax liabilities	227	573	(346)

Net deferred tax assets	$27,110	$33,594	$(6,484)
Less: Tax effect of unrealized gains and losses			(49)

Change in deferred income tax			$(6,435)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total

Federal income taxes recoverable through loss carryback	$—	$10	$10
Adjusted gross deferred tax assets expected to be realized[1]	9,668	19	9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	169	58	227

Admitted deferred tax assets	$9,837	$87	$9,924

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $19,826 and $15,837, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $132,171 and $105,580 as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,812% and 1,598% as of December 31, 2023 and 2022, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2023 and 2022.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2023	2022	Change

Deferred tax assets
Ordinary:
Future policy benefits and claims	$406	$473	$(67)
Deferred acquisition costs	25,896	25,615	281
Net operating loss carry-forward	862	1,294	(432)
Tax credit carry-forward	—	6,647	(6,647)
Other	86	84	2

Subtotal	$27,250	$34,113	$(6,863)

Nonadmitted	$17,413	$20,265	$(2,852)

Admitted ordinary deferred tax assets	$9,837	$13,848	$(4,011)

Capital:
Investments	$87	$54	$33

Subtotal	$87	$54	$33

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$87	$54	$33

Admitted deferred tax assets	$9,924	$13,902	$(3,978)

Deferred tax liabilities
Ordinary:
Investments	$9	$16	$(7)
Future policy benefits and claims	—	465	(465)

Subtotal	$9	$481	$(472)

Capital:
Investments	$218	$92	$126

Subtotal	$218	$92	$126

Deferred tax liabilities	$227	$573	$(346)

Net deferred tax assets	$9,697	$13,329	$(3,632)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Current income tax (benefit) expense	$(10,091)	$2,038	$2,276
Change in deferred income tax (without tax on unrealized gains and losses)	6,435	(2,756)	(2,071)

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

Income before income and capital gains (losses) taxes	$25,579	$19,266	$20,250
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$5,372	$4,046	$4,253
Decrease in actual tax reported resulting from:
Dividends received deduction	(6,645)	(1,827)	(3,023)
Amortization of interest maintenance reserve	(353)	(138)	(167)
Tax credits	(2,030)	(2,726)	(926)
Other	—	(73)	68

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

The Company incurred an immaterial amount in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in thousands)	Amount	Origination	Expiration

Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Co. of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Financial Corporation	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company	Retention Alternatives Ltd. In Respect of Cell No. 1
Jefferson National Life Insurance Company of New York	Segregated Account
Lone Star General Agency, Inc.	Scottsdale Indemnity Company
National Casualty Company	Scottsdale Insurance Company
Nationwide Advantage Mortgage Company	Scottsdale Surplus Lines Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2023 and 2022.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $179,035 and $187,859 as of December 31, 2023 and 2022, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $120,074 and $126,256 as of December 31, 2023 and 2022, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2023, 2022 and 2021, the Company’s operating expenses allocated under these agreements were $21,696, $21,366 and $23,026, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were immaterial as of December 31, 2023 and 2022 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $11,045 and $6,452 as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were assumed by NISC as part of the merger. The total amounts reimbursed in 2023, 2022 and 2021 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $16,538 and $11,399 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $13,451 and $9,986, respectively, of cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2023 was $141,868 and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2023 was $26,688. As of January 1, 2024, the Company had the ability to pay dividends of $14,187 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,911	$9,435	$9,911
Obligations of states and political subdivisions	12,687	12,019	12,687
Public utilities	51,200	49,924	51,200
All other corporate, mortgage-backed and asset-backed securities	438,632	421,981	438,632

Total bonds	$512,430	$493,359	$512,430
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	50	50	50
Nonredeemable preferred stocks	4,868	4,760	4,760

Total stocks[1]	$4,918	$4,810	$4,810
Mortgage loans	1,802		1,802
Cash, cash equivalents and short-term investments	10,527		10,527
Policy loans[2]	4,566		4,286

Total invested assets	$534,243		$533,855

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $7,583 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $280 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in force	$862,903	$(862,903)	$—	$—	—
Life insurance premiums[1]	$10,457	$(10,457)	$—	$—	—

2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.